UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

7th Floor, Suite 700, Room 727

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

7th Floor, Suite 700, Room 727

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal year ended June 30, 2016 originally filed with the Securities and Exchange Commission on September 2, 2016 (Accession Number 0001144204-16-122616). The purpose of this amendment is to update the Expense Examples table. Prior disclosure for the Funds’ Expense Examples did not include the dividend and interest expenses on securities sold short. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2016

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

i	Shareholder Letter
iv	Management Discussion of Fund Performance
Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
22	QuantShares U.S. Market Neutral Anti-Beta Fund
29	QuantShares Hedged Dividend Income Fund
34	Statements of Assets and Liabilities
35	Statements of Operations
36	Statements of Changes in Net Assets
40	Financial Highlights
42	Notes to Financial Statements
56	Report of Independent Registered Public Accounting Firm
57	Expense Examples
59	Additional Information
60	Trustees and Officers of FQF Trust

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

(This page intentionally left blank.)

Dear Shareholder,

This Annual Report for the QuantShares ETFs covers the period from July 1, 2015 through June 30, 2016 (the “Annual Period”). During the Annual Period, the Funds’ NAV returns were as follows:

QuantShares U.S. Market Neutral Momentum Fund (“MOM”)	6.96%
QuantShares U.S. Market Neutral Value Fund (“CHEP”)	-9.78%
QuantShares U.S. Market Neutral Size Fund (“SIZ”)	-12.53%
QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”)	20.48%
QuantShares Hedged Dividend Income Fund (“DIVA”)	12.21%

The Annual Period included the fourth full calendar year of operations for QuantShares. During the Annual Period, the QuantShares family of ETFs product offering consisted of four market neutral factor-based ETFs and a long/short ETF. The Funds seek to track indexes that are designed to provide market neutral and long/short exposure to the key investment factors of Momentum, Value, Small Size, Beta, and Dividend Yield, which have both a deep academic background and can be implemented in an ETF. The products were the first of their kind to incorporate long/short and market neutral strategies using physical securities (rather than derivatives) in an ETF vehicle.

The U.S. consumer has shown continued resiliency in the face of increasing equity market volatility and modest market retreats during the Annual Period. Gains in the labor market, rising equity markets and home prices have helped to alleviate some of the underlying concerns over the strength of the overall economy. Economic indicators continue to be mixed, with both positive and negative surprises. The Standard & Poor’s (S&P) 500 Index1 finished the Annual Period up 3.99%, on the heels of relatively subdued quarterly GDP, especially during Q3 2015, where the GDP grew at 3.30%.2 As we look to the future, all eyes continue to be on the Federal Reserve as they have signaled a change in interest rates is on the horizon but have said they will take a cautious and measured approach for any policy changes. Questions, however, do remain about what potential repercussions may arise following an interest rate increase, after keeping interest rates at historic lows for an extended period of time.

We believe that the global outlook continues to appear fragile. Excruciating geopolitical events have come to a head, with much of the focus surrounding the already volatile North Africa and Middle East regions. The Middle East has continued to see conflicts, including sustained fighting in Syria and Iraq, and ISIS (Islamic State of Iraq and Syria) has brought a new reign of terror to an already volatile region and exported terror to historically more peaceful locales. Tension in the Middle East and the re-emergence of Iran onto the world stage puts the region and world on edge, which sends ripple effects through the global markets, especially the commodity markets.

The most surprising global event in the Annual Period happened in Q2 2016 when the United Kingdom shocked markets with a stunning referendum vote to exit the European Union (BREXIT). While repercussions rippled through both equity and fixed income markets immediately in the aftermath, markets calmed but longer term questions remain unanswered surrounding what BREXIT means economically for both European Union and the United Kingdom. With the United Kingdom setting an example, periphery economies (e.g., Greece and Italy), who have drawn the majority of

i

scrutiny and consternation from global markets for turmoil within the European Union, may decide to follow the UK’s lead and exit the European Union. In these countries and others, populist agendas dominate local politics.

Asia is in the midst of a transformation with China’s export-driven economy showing signs of slowing. The Chinese government is taking steps to ensure that future growth is more predictable and less susceptible to boom and bust cycles as they transition from an export-driven to a more consumer-oriented economy. Japan continued a determined effort to reverse a multi-decade battle with deflation by continuing an unconventional monetary policy with the hope of jump-starting growth. Interventionist monetary policies from both China and Japan have added volatility to the global landscape over the Annual Period, and it is difficult to see either country’s actions abating in the near future.

The domestic investing environment during the Annual Period can be characterized by a slower march upward but with more frequent and sharp retreats and reversals than we have seen in recent years. The S&P 500 Index finished the Annual Period up 3.99%, but the Annual Period included seven months with advances and five months with declines. While the prior Annual Period was characterized by lower volatility, this Annual Period we have seen the volatility pick up and in Q4 2015 the S&P 500 Index posted its first negative quarter since Q4 2012. The S&P 500 Index had strong monthly performance over the Annual Period, with two of those months showing over 6.50% return. However, over this Annual Period we saw the market, as represented by the S&P 500 Index, retreat five times, with four of those five retreats greater than 1.50%, and two over 4.00%.

The QuantShares U.S. Market Neutral Momentum Fund (MOM) continued its positive performance during the Annual Period finishing up 6.96%, after a slightly positive prior period. MOM exhibited sustained strength finishing positive in seven months, capped with three months of positive performance over 4.50%. Momentum names, however, did experience a sharp sell-off in the late winter/spring of 2016, falling over -3.00% for three consecutive months from February through April as valuation metrics of underlying names appeared stretched. During the Annual Period, we saw a continuation of market leadership in the form of momentum driven stocks established during the prior period. As value stocks fell further out of favor during the Annual Period, the QuantShares U.S. Market Neutral Value Fund (CHEP) suffered, finishing the Annual Period down -9.78%. That is not to say that it was all negatives for CHEP, as the Fund found some strength in certain market regimes and posted returns of better than 1.50% in each of its three positive months during the Annual Period.

A thought to keep in mind regarding the Value and Momentum Factors, as exhibited by both CHEP and MOM, is that the factors tend to be negatively correlated.4 Generally, when one factor is in favor the other tends to be out of favor, so these are great factors to pair together in investment portfolios. During the Annual Period, in almost every instance (ten out of 12 months), when MOM was negative, CHEP was positive and vice versa. However, as exhibited in October 2015 and April 2016, both factors can be down in certain markets.

Small-cap indices continued to fall out of favor during the Annual Period with the Russell 2000 Index5 falling -6.73% while the more broad Russell 3000 Index6 finished relatively close to the larger cap S&P 500 Index return of 3.99%, at 2.14%. The QuantShares U.S. Market Neutral Size Fund (SIZ) was unable to keep pace finishing the Annual Period negative, down -12.53%, with negative performance characterized by bigger losses in down months than gains made in up months.

The QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL) posted strong relative and absolute performance in the Annual Period of 20.48%. Aside from the notable positive performance, BTAL provided an effective hedge throughout the Annual Period with positive returns in all five months when the S&P 500 Index fell, as it is designed to be negatively correlated4 to the broad equity markets. We believe BTAL is best used as a portfolio hedging product that may help reduce portfolio volatility. The Fund is designed to be long on the low beta names and short the high beta names, leaving the Fund susceptible to underperformance when the short high beta names outperform their long low beta counterparts. BTAL posted eight months of positive performance overall during the Annual Period, five times returning more than 3.00%, with two months over 8.00%; BTAL suffered negative performance in October 2015 and March 2016, down -4.86% and -2.25%, respectively, during the same period when equity indices exhibited strong monthly performance, up over 6.00% each month.

The Annual Period was the first complete year for the QuantShares Hedged Dividend Income Fund (DIVA). DIVA was launched in January 2015 amid growing concerns in the investment community about interest rate and credit risk within the fixed income universe, but also in response to investors’ increasing desire for income, and those themes are were still in the forefront of investors’ minds during the most recent Annual Period. DIVA is a long/short ETF designed to provide both yield and capital appreciation. DIVA is constructed to invest in stocks with stable or growing dividends that trade at high yields. In an effort to reduce risk, DIVA shorts stocks in each sector which have unstable or low dividends. In an effort to prevent sector concentration in the highest dividend sectors and provide a diversified dividend exposure, the Fund caps long sectors at 25%, while sector and industry weights in the short portfolio are approximately 50% of the size of the long sector weights. Over the Annual Period we have seen interest rates rally, setting historic lows in yield across the curve, in both foreign and domestic markets, with trillions of dollars of bonds now at negative interest rates. As investors clamor for yield, DIVA has provided a healthy yield and total return finishing the Annual Period up 12.21%. DIVA performed as expected as it helped dampen volatility and weather some of the sharper drops seen in the broader equity rate sensitive sectors, mainly Energy and Financials. The Markit iBoxx USD Liquid Investment Grade Index,13 the Fund’s benchmark index, returned 9.65% during the Annual Period.

In addition we wanted to provide a brief update on the Funds’ derivative exposure. Each Fund may invest up to 20% of its total assets in instruments other than the long and short positions in its Target Index, which we believe helps each Fund track its Index. Such instruments currently used are Total Return Swaps and their impact on Fund performance is noted below.

The long swap position in the Dow Jones Thematic Long Momentum Total Return Index contributed negatively and the short swap position in the Dow Jones Thematic Short Momentum Total Return Index contributed positively to the absolute performance of MOM during the Annual Period.

The long swap position in the Dow Jones Thematic Long Value Total Return Index contributed negatively and the short swap position in the Dow Jones Thematic Short Value Total Return Index contributed positively to the absolute performance of CHEP during the Annual Period.

The long swap position in the Dow Jones Thematic Long Size Total Return Index contributed negatively and the short swap position in the Dow Jones Thematic Short Size Total Return Index contributed negatively to the absolute performance of SIZ during the Annual Period.

The long swap position in the Dow Jones Thematic Long Anti-Beta Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Anti-Beta Total Return Index contributed positively to the absolute performance of BTAL during the Annual Period.

We believe the QuantShares family of market neutral and long/short ETFs should be positioned to perform even in the face of an ever changing global landscape, due to their uncorrelated return profile to the broad equity and fixed income markets and their ability to capture persistent market premiums with lower volatility.

As always, we thank you for your continued support.

Sincerely,

The QuantShares Team

The views expressed in this letter were those of FFCM, LLC as of June 30, 2016, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

QuantShares U.S. Market Neutral Momentum Fund (MOM):

The QuantShares U.S. Market Neutral Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (“DJUS Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the highest momentum stocks as long positions and lowest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between the prices of high and low momentum stocks within the Dow Jones U.S. Index.7 A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. Stocks with a higher total return receive a higher ranking and stocks with a lower total return receive a lower ranking. Momentum investing entails investing in securities that have had above-average returns and shorting securities that have had below-average returns. The performance of the Fund will depend on the difference in the rate of return between its long positions and short positions.

During the Annual Period that began on July 1, 2015 through June 30, 2016, the Fund’s market price return was 7.01% and its NAV return was 6.96%. The Index returned 9.76% during the same period. The Fund’s market price at June 30, 2016 was $26.73 (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv).

The Fund posted positive performance in seven of the 12 months with returns ranging from -5.60% to 6.08% for the period. The best performing months for the Fund were July 2015 and June 2016, finishing up 6.08% and 5.61%, respectively. The worst performing months for the Fund were February and April 2016, finishing down -5.60% and -4.50%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum. During the Annual Period, the market rewarded high momentum stocks over low momentum stocks, resulting in positive performance for the Fund.

The Fund had an annualized volatility3 of 14.44% for the Annual Period.

As of 06/30/2016	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	3.99%	-4.00%
Consumer Goods	9.95%	-9.99%
Consumer Services	13.46%	-13.91%
Energy	5.96%	-5.56%
Financials	23.65%	-23.60%
Health Care	9.50%	-9.04%
Industrials	17.38%	-17.56%
Technology	10.50%	-10.54%
Telecommunications	1.03%	-1.01%
Utilities	4.56%	-4.95%

As of 06/30/2016	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	28.74	19.53
Price to Book Ratio[10]	3.60	1.65
Average Market Cap ($B)	30.22	10.53
Median Market Cap ($B)	8.83	5.01
Beta	0.90	1.22

Frequency of Distributions of Premiums and Discounts — MOM
For the period of July 1, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	88	34.78%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	77	30.43%
Equal to 0%	1	0.40%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	67	26.48%
Less than -0.5% below NAV (Discount)	20	7.91%
	253	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

MOM — QuantShares U.S. Market Neutral Momentum Fund
DJUS Momentum Index — Dow Jones U.S. Thematic Market Neutral Momentum Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2016

	1 Year	3 Year	Since Inception
MOM NAV Return	6.96%	3.73%	1.93%
MOM Market Price Return	7.01%	4.28%	1.93%
DJUS Momentum Index	9.76%	6.44%	4.49%
Russell 1000 Index	2.93%	11.48%	15.35%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2016 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 20.76% and 3.43% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

v

QuantShares U.S. Market Neutral Value Fund (CHEP):

The QuantShares U.S. Market Neutral Value Fund seeks performance results that correspond to the price and yield performance before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (“DJUS Value Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the most undervalued stocks as long positions and the most overvalued stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low ranked stocks. Undervalued stocks within each sector receive higher rankings and overvalued stocks receive lower rankings. For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price,9 book to price,10 and cash flow from operations to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the difference in the rates of return between the long positions and the short positions.

During the Annual Period that began on July 1, 2015 through June 30, 2016, the Fund’s market price return was -10.38% and its NAV return was -9.78%. The Index returned -7.70% during the same period. The Fund’s market price at June 30, 2016 was $23.40 (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv).

The Fund posted positive performance in three of the 12 months with returns ranging from -5.07% to 3.60% for the period. The best performing months for the Fund were February and March 2016, finishing up 3.60% and 1.84%, respectively. The worst performing months for the Fund were June 2016 and July 2015, finishing down -5.07% and -3.04%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case valuation based on cash flow to price, earnings to price, and book to price. During the Annual Period, the market rewarded higher valuation companies over lower valuation companies, resulting in negative performance for the Fund.

The Fund had an annualized volatility3 of 9.87% for the Annual Period.

As of 06/30/2016	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	4.03%	-4.10%
Consumer Goods	10.08%	-10.10%
Consumer Services	12.98%	-13.72%
Energy	6.52%	-6.21%
Financials	23.11%	-23.33%
Health Care	9.73%	-9.54%
Industrials	17.32%	-17.45%
Technology	11.13%	-11.28%
Telecommunications	1.01%	-1.04%
Utilities	5.06%	-5.06%

As of 06/30/2016	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	11.31	55.11
Price to Book Ratio[10]	1.29	7.04
Average Market Cap ($B)	20.03	23.15
Median Market Cap ($B)	6.56	10.08
Beta	1.11	0.97

Frequency of Distributions of Premiums and Discounts — CHEP
For the period of July 1, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	7	2.77%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	92	36.36%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	113	44.66%
Less than -0.5% below NAV (Discount)	41	16.21%
	253	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

CHEP — QuantShares U.S. Market Neutral Value Fund
DJUS Value Index — Dow Jones U.S. Thematic Market Neutral Value Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2016

	1 Year	3 Year	Since Inception
CHEP NAV Return	-9.78%	-4.48%	-0.28%
CHEP Market Price Return	-10.38%	-4.49%	-0.30%
DJUS Value Index	-7.70%	-2.01%	2.10%
Russell 1000 Index	2.93%	11.48%	15.44%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2016 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 10.73% and 3.20% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Size Fund (SIZ):

The QuantShares U.S. Market Neutral Size Fund seeks performance that corresponds to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (“DJUS Size Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest capitalization stocks as long positions and highest capitalization stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of seeking the spread return between high and low ranked stocks. Stocks are ranked from smallest to largest by market capitalization within the Dow Jones U.S. Index7. Size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities with above-average market capitalizations. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the Annual Period that began on July 1, 2015 through June 30, 2016, the Fund’s market price return was -12.79% and its NAV return was -12.53%. The Index returned -11.10% during the same period. The Fund’s market price at June 30, 2016 was $21.27 (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv).

The Fund posted positive performance in four of 12 months of the period, with returns ranging from -4.79% to 2.12%. The best performing months for the Fund were February and March 2016, finishing up 2.12% and 1.88%, respectively. The worst performing months for the Fund were July and December 2015, finishing down -4.79% and -4.21%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case market capitalization. During the Annual Period, the market favored larger cap names over smaller cap names resulting in negative performance for the Fund.

The Fund had an annualized volatility3 of 8.08% for the Annual Period.

As of 06/30/2016	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	3.54%	-3.56%
Consumer Goods	9.96%	-10.10%
Consumer Services	13.60%	-13.55%
Energy	5.96%	-6.05%
Financials	23.23%	-22.98%
Health Care	9.97%	-10.03%
Industrials	16.95%	-17.21%
Technology	11.72%	-11.54%
Telecommunications	0.97%	-1.04%
Utilities	4.58%	-4.64%

As of 06/30/2016	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	22.45	18.83
Price to Book Ratio[10]	1.93	2.72
Average Market Cap ($B)	3.04	77.22
Median Market Cap ($B)	2.92	44.01
Beta	1.07	1.00

Frequency of Distributions of Premiums and Discounts — SIZ
For the period of July 1, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	13	5.14%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	55	21.74%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	88	34.78%
Less than -0.5% below NAV (Discount)	97	38.34%
	253	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

SIZ — QuantShares U.S. Market Neutral Size Fund
DJUS Size Index — Dow Jones U.S. Thematic Market Neutral Size Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2016

	1 Year	3 Year	Since Inception
SIZ NAV Return	-12.53%	-5.67%	-3.06%
SIZ Market Price Return	-12.79%	-5.81%	-3.15%
DJUS Size Index	-11.10%	-3.82%	-1.23%
Russell 1000 Index	2.93%	11.48%	15.35%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2016 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 16.35% and 3.67% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL):

The QuantShares U.S. Market Neutral Anti-Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (“DJUS Anti-Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest beta stocks as long positions and highest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high beta stocks. Low beta stocks are those stocks that are less volatile than the Dow Jones U.S. Index,7 and high beta stocks are those stocks that are more volatile than the Dow Jones U.S. Index. Anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the Annual Period that began on July 1, 2015 through June 30, 2016, the Fund’s market price return was 20.48% and its NAV return was 20.48%. The Index returned 25.41% during the same period. The Fund’s market price at June 30, 2016 was $23.30 (for an explanation of the market price return and the NAV returns, please refer to footnote 8 on page xiv).

The Fund posted positive performance in eight of the 12 months of the period with returns ranging from -4.86% to 8.98%. The best performing months for the Fund were January and June 2016, finishing up 8.98% and 8.57%, respectively. The worst performing months for the Fund were October 2015 and April 2016, finishing down -4.86% and -3.25%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the Annual Period, the market tended to favor lower beta stocks over higher beta stocks, resulting in positive performance for the Fund.

The Fund had annualized volatility3 of 14.14% for the Annual Period.

As of 06/30/2016	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	4.04%	-4.02%
Consumer Goods	10.04%	-10.06%
Consumer Services	13.07%	-13.51%
Energy	6.01%	-5.56%
Financials	23.57%	-23.65%
Health Care	9.54%	-9.51%
Industrials	17.59%	-17.16%
Technology	11.07%	-11.59%
Telecommunications	1.00%	-1.01%
Utilities	4.53%	-4.54%

As of 06/30/2016	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	24.22	20.78
Price to Book Ratio[10]	3.08	1.79
Average Market Cap ($B)	21.75	15.91
Median Market Cap ($B)	8.50	5.04
Beta	0.77	1.34

x

Frequency of Distributions of Premiums and Discounts — BTAL
For the period of July 1, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	2	0.79%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	108	42.69%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	133	52.57%
Less than -0.5% below NAV (Discount)	10	3.95%
	253	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAL — QuantShares U.S. Market Neutral Anti-Beta Fund
DJUS Anti-Beta Index — Dow Jones U.S. Thematic Market Neutral Anti-Beta Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2016

	1 Year	3 Year	Since Inception
BTAL NAV Return	20.48%	3.36%	-1.09%
BTAL Market Price Return	20.48%	3.36%	-1.09%
DJUS Anti-Beta Index	25.41%	6.40%	1.45%
Russell 1000 Index	2.93%	11.48%	15.44%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2016 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 7.43% and 2.89% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares Hedged Dividend Income Fund (DIVA):

The QuantShares Hedged Dividend Income Fund, which commenced operations on January 15, 2015, seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index12 (“Hedged Dividend Income Index” or “Index”). The Index, which is compiled by Indxx, is designed to generate a high current yield and capital appreciation. The Index rebalances monthly by identifying the highest dividend stocks as long positions, and the lowest dividend stocks as short positions. The Index invests in stocks with stable or growing dividends that trade at high yields. In an attempt to reduce risk, the Index shorts stocks in each sector which have unstable or low dividends. The Index is approximately 100% long and 50% short at the time of rebalances. The maximum weight for any sector in the long portfolio is 25%. Sector and industry weights in the short portfolio are approximately 50% of the size of the long sector weights. The Index has 100 long positions and approximately 150 – 200 short positions. The Fund provides investors with the means of seeking the spread return between low and high dividend stocks. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the Annual Period that began on July 1, 2015 through June 30, 2016, the Fund’s market price return was 11.84% and its NAV return was 12.21%. The Index returned 13.68% during the same period. The Fund’s market price at June 30, 2016 was $25.42 (for an explanation of the market price return and the NAV returns, please refer to footnote 8 on page xiv).

The Fund posted positive performance in seven of the 12 months of the period with returns ranging from -3.12% to 4.59%. The best performing months for the Fund were October 2015 and March 2016, finishing up 4.59% and 4.24%, respectively. The worst performing months for the Fund were August and November 2015, finishing down -3.12% and -2.69%, respectively.

The Fund is designed as a long/short fund with approximately 100% long exposure and 50% short exposure, and the primary driver of performance is the isolated factor, in this case high equity dividend yield. During the Annual Period, the market saw a rally in rate sensitive stocks, resulting in positive performance for the Fund.

The Fund had annualized volatility3 of 10.75% for the Annual Period.

As of 06/30/2016	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	2.95%	-0.98%
Consumer Goods	6.96%	-2.99%
Consumer Services	9.71%	-7.65%
Energy	21.68%	-10.31%
Financials	24.69%	-11.55%
Health Care	1.00%	-0.48%
Industrials	6.81%	-4.17%
Technology	5.77%	-1.65%
Telecommunications	3.00%	-1.48%
Utilities	15.94%	-7.99%

	Portfolio Characteristics
As of 06/30/2016	Long Portfolio	Short Portfolio
Number of Companies	100	199
Price/Earnings Ratio[9]	16.34	27.98
Price to Book Ratio[10]	1.89	2.12
Average Market Cap ($B)	26.17	23.23
Median Market Cap ($B)	9.49	7.16
Beta	1.01	1.07

Frequency of Distributions of Premiums and Discounts — DIVA
For the period of July, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	0	0.00%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	66	26.09%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	109	43.08%
Less than -0.5% below NAV (Discount)	78	30.83%
	253	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

DIVA — QuantShares Hedged Dividend Income Fund
Hedged Dividend Income Index — INDXX Hedged Dividend Income Index
IBOXIG Index — Markit iBoxx USD Liquid Investment Grade Index13

*	The line graph represents historical performance of a hypothetical investment of $10,000 from January 15, 2015 (Commencement of Operations) to June 30, 2016 assuming the reinvestment of distributions.

Cumulative Total Return as of June 30, 2016

	1 Year	3 Year	Since Inception
DIVA NAV Return	12.21%	N/A	5.25%
DIVA Market Price Return	11.84%	N/A	5.19%
INDXX Hedged Dividend Income Index	13.68%	N/A	6.61%
iBoxx Liquid USD Investment Grade Index	9.65%	N/A	4.16%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2016 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.99% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 6.06% and 1.83% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1	S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ.
2	Bureau of Economic Analysis (BEA) U.S. Department of Commerce.
3	Volatility — A statistical measure of the dispersion of returns for a given security or market index.
4	Correlation — A statistical measure of how two securities move in relation to each other.
5	Russell 2000 — The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market cap of that index.
6	Russell 3000 — The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
7	Dow Jones U.S. Index — A market-capitalization-weighted index providing broad coverage of the U.S. stock market. The index is considered a total market index, representing the top 95% of the U.S. stock market based on market capitalization.
8	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
9	Price/Earnings Ratio — Market Value per share/Earning per share.
10	Price/Book Ratio — Stock Price/(Total Assets — Intangible Assets and Liabilities).
11	Russell 1000 Index — The Russell 1000 Index measures the performance of approximately 1,000 of the largest companies in the U.S. equity universe. The Russell 1000 is a subset of the Russell 3000 Index comprising over 90% of the total market capitalization of all listed U.S. stocks.
12	INDXX Hedged Dividend Income Index — The INDXX Hedged Dividend Income Index is designed to measure the performance of a strategy utilizing three portfolios: a long portfolio (with 100% long position in the INDXX Long High Dividend Index); a short portfolio (with 50% short position in the INDXX Short Low Dividend Index); and a 50% long position in the INDXX Cash Index. The Index is 100% long and 50% short at the time of rebalances. The maximum weight for any sector in the long portfolio is 25% and 15% for industries.
13	Markit iBoxx USD Liquid Investment Grade Index — The Markit iBoxx USD Liquid Investment Grade Index is designed to provide a balanced representation of the USD investment grade corporate market and to meet the investors demand for a USD denominated, highly liquid and representative investment grade corporate index.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Long Positions – 89.0%
Common Stocks – 89.0%
Aerospace & Defense – 3.1%
BWX Technologies, Inc.(a)	507	$18,135
Huntington Ingalls Industries, Inc.(a)	111	18,651
L-3 Communications Holdings, Inc.	123	18,043
Lockheed Martin Corp.	72	17,868
Northrop Grumman Corp.	81	18,005
Orbital ATK, Inc.	210	17,879
Raytheon Co.	129	17,538
		126,119
Banks – 0.5%
First Republic Bank(a)	258	18,057
Beverages – 0.9%
Constellation Brands, Inc., Class A	105	17,367
Molson Coors Brewing Co., Class B	171	17,293
		34,660
Building Products – 2.2%
A.O. Smith Corp.(a)	204	17,974
Fortune Brands Home & Security, Inc.(a)	303	17,565
Lennox International, Inc.	126	17,968
Masco Corp.	543	16,800
Owens Corning	330	17,002
		87,309
Chemicals – 1.8%
Albemarle Corp.(a)	216	17,131
Cabot Corp.(a)	393	17,944
International Flavors & Fragrances, Inc.	144	18,154
Scotts Miracle-Gro Co. (The), Class A	258	18,037
		71,266
Commercial Services & Supplies – 2.2%
Copart, Inc.*(a)	366	17,938
Healthcare Services Group, Inc.(a)	432	17,876
Republic Services, Inc.	357	18,318
Rollins, Inc.	588	17,211
Waste Management, Inc.	276	18,290
		89,633
Communications Equipment – 0.9%
Motorola Solutions, Inc.	270	17,812
ViaSat, Inc.*	243	17,350
		35,162
Construction & Engineering – 0.4%
Jacobs Engineering Group, Inc.*	357	17,782
Construction Materials – 0.9%
Martin Marietta Materials, Inc.	90	17,280
Vulcan Materials Co.	144	17,332
		34,612

	Number of Shares	Value
Containers & Packaging – 0.9%
AptarGroup, Inc.(a)	216	$17,092
Avery Dennison Corp.(a)	237	17,716
		34,808
Distributors – 0.4%
Pool Corp.	186	17,490
Diversified Financial Services – 1.3%
MarketAxess Holdings, Inc.	120	17,448
MSCI, Inc.	234	18,046
Nasdaq, Inc.	276	17,849
		53,343
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	435	18,796
Verizon Communications, Inc.	321	17,925
		36,721
Electric Utilities – 0.5%
OGE Energy Corp.	549	17,980
Electrical Equipment – 0.4%
Acuity Brands, Inc.(a)	72	17,853
Electronic Equipment, Instruments & Components – 0.9%
Littelfuse, Inc.(a)	153	18,083
Tech Data Corp.*	252	18,106
		36,189
Energy Equipment & Services – 0.4%
Core Laboratories NV(a)	138	17,097
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.(a)	138	18,148
Sysco Corp.	366	18,571
		36,719
Food Products – 4.5%
B&G Foods, Inc.(a)	393	18,943
Campbell Soup Co.(a)	267	17,763
Hormel Foods Corp.(a)	486	17,788
Ingredion, Inc.(a)	144	18,635
JM Smucker Co. (The)	117	17,832
Lancaster Colony Corp.(a)	138	17,610
McCormick & Co., Inc. (Non-Voting)	171	18,241
Post Holdings, Inc.*	222	18,357
Snyder’s-Lance, Inc.	22	746
TreeHouse Foods, Inc.*	174	17,861
Tyson Foods, Inc., Class A	255	17,031
		180,807
Gas Utilities – 1.4%
Atmos Energy Corp.(a)	231	18,785
ONE Gas, Inc.	279	18,578
Southwest Gas Corp.	225	17,710
		55,073

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Health Care Equipment & Supplies – 6.2%
ABIOMED, Inc.*(a)	168	$18,361
Align Technology, Inc.*(a)	213	17,157
Baxter International, Inc.(a)	375	16,957
Becton, Dickinson and Co.	105	17,807
Boston Scientific Corp.*(a)	756	17,668
C.R. Bard, Inc.(a)	78	18,342
DENTSPLY SIRONA, Inc.	276	17,123
Edwards Lifesciences Corp.*(a)	171	17,054
IDEXX Laboratories, Inc.*(a)	189	17,551
Intuitive Surgical, Inc.*(a)	27	17,858
NuVasive, Inc.*	312	18,633
Stryker Corp.	159	19,053
Teleflex, Inc.	108	19,149
West Pharmaceutical Services, Inc.	225	17,073
		249,786
Health Care Providers & Services – 1.8%
Amsurg Corp.*(a)	225	17,447
Henry Schein, Inc.*(a)	99	17,503
UnitedHealth Group, Inc.	132	18,638
VCA, Inc.*	258	17,443
		71,031
Hotels, Restaurants & Leisure – 3.5%
Cracker Barrel Old Country Store, Inc.	105	18,004
Darden Restaurants, Inc.(a)	279	17,672
Domino’s Pizza, Inc.(a)	129	16,948
McDonald’s Corp.	147	17,690
MGM Resorts International*	789	17,855
Panera Bread Co., Class A*	84	17,803
Six Flags Entertainment Corp.	309	17,906
Vail Resorts, Inc.	129	17,832
		141,710
Household Durables – 0.4%
NVR, Inc.*	9	16,023
Household Products – 0.4%
Energizer Holdings, Inc.	348	17,919
Industrial Conglomerates – 0.4%
General Electric Co.(a)	534	16,810
Insurance – 5.8%
American Financial Group, Inc.(a)	243	17,965
Assurant, Inc.(a)	195	16,830
Chubb Ltd.	138	18,038
Cincinnati Financial Corp.(a)	240	17,974
Hanover Insurance Group, Inc. (The)	213	18,024
Markel Corp.*	18	17,150
Marsh & McLennan Cos., Inc.	261	17,868
Old Republic International Corp.	930	17,940
Primerica, Inc.	312	17,859

	Number of Shares	Value
ProAssurance Corp.	336	$17,993
Progressive Corp. (The)	537	17,989
RLI Corp.	255	17,539
White Mountains Insurance Group Ltd.	21	17,682
		230,851
Internet & Catalog Retail – 0.9%
Amazon.com, Inc.*(a)	24	17,175
Priceline Group, Inc. (The)*	15	18,726
		35,901
Internet Software & Services – 1.3%
Alphabet, Inc., Class C*(a)	27	18,687
Facebook, Inc., Class A*(a)	150	17,142
VeriSign, Inc.*	207	17,897
		53,726
IT Services – 6.2%
Accenture plc, Class A(a)	159	18,013
Broadridge Financial Solutions, Inc.(a)	261	17,017
CACI International, Inc., Class A*(a)	201	18,172
Computer Sciences Corp.(a)	342	16,980
Euronet Worldwide, Inc.*(a)	258	17,851
Fiserv, Inc.*(a)	168	18,267
Genpact Ltd.*(a)	627	16,829
Global Payments, Inc.(a)	252	17,988
Jack Henry & Associates, Inc.(a)	201	17,541
Leidos Holdings, Inc.(a)	375	17,951
Paychex, Inc.	300	17,850
Total System Services, Inc.	324	17,208
Vantiv, Inc., Class A*	318	17,999
Visa, Inc., Class A	240	17,801
		247,467
Leisure Products – 0.5%
Mattel, Inc.	573	17,929
Life Sciences Tools & Services – 0.4%
Bruker Corp.(a)	783	17,805
Machinery – 0.9%
Toro Co. (The)	198	17,464
Xylem, Inc.	402	17,949
		35,413
Media – 1.3%
Cable One, Inc.	36	18,411
Charter Communications, Inc.	75	17,148
Interpublic Group of Cos., Inc. (The)(a)	774	17,879
		53,438
Metals & Mining – 1.8%
Newmont Mining Corp.	459	17,956
Reliance Steel & Aluminum Co.	222	17,072
Steel Dynamics, Inc.	738	18,081
Worthington Industries, Inc.	429	18,147
		71,256

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Multi-Utilities – 2.7%
Ameren Corp.	333	$17,842
Black Hills Corp.(a)	279	17,588
MDU Resources Group, Inc.	753	18,072
NiSource, Inc.	678	17,981
SCANA Corp.	243	18,385
WEC Energy Group, Inc.	276	18,023
		107,891
Oil, Gas & Consumable Fuels – 4.4%
Cimarex Energy Co.	144	17,182
Concho Resources, Inc.*(a)	150	17,890
Diamondback Energy, Inc.(a)	192	17,512
Exxon Mobil Corp.	186	17,436
Newfield Exploration Co.*	414	18,291
Occidental Petroleum Corp.	237	17,908
ONEOK, Inc.	375	17,794
Phillips 66	225	17,851
Pioneer Natural Resources Co.	117	17,692
Spectra Energy Corp.	489	17,912
		177,468
Professional Services – 0.9%
Equifax, Inc.(a)	138	17,719
Nielsen Holdings plc	324	16,838
		34,557
Real Estate Investment Trusts (REITs) – 13.1%
American Campus Communities, Inc.(a)	360	19,033
Chimera Investment Corp.(a)	1,125	17,662
CubeSmart(a)	564	17,416
DCT Industrial Trust, Inc.(a)	393	18,880
Digital Realty Trust, Inc.(a)	165	17,983
Douglas Emmett, Inc.	507	18,009
Duke Realty Corp.	669	17,836
DuPont Fabros Technology, Inc.(a)	378	17,970
EPR Properties(a)	222	17,911
Equinix, Inc.(a)	45	17,448
Equity LifeStyle Properties, Inc.(a)	234	18,732
Extra Space Storage, Inc.(a)	183	16,935
Healthcare Realty Trust, Inc.(a)	513	17,950
Healthcare Trust of America, Inc., Class A(a)	561	18,143
Highwoods Properties, Inc.	342	18,058
Iron Mountain, Inc.	450	17,923
Kimco Realty Corp.(a)	591	18,546
Mack-Cali Realty Corp.	663	17,901
Mid-America Apartment Communities, Inc.	168	17,875
National Retail Properties, Inc.	366	18,929
Piedmont Office Realty Trust, Inc., Class A	840	18,094

	Number of Shares	Value
Prologis, Inc.	366	$17,949
Public Storage	69	17,636
Realty Income Corp.	273	18,935
Regency Centers Corp.	213	17,834
Sovran Self Storage, Inc.	171	17,941
Urban Edge Properties	624	18,633
Ventas, Inc.	246	17,914
VEREIT, Inc.	1,767	17,917
		523,993
Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.*(a)	3,690	18,967
Broadcom Ltd.(a)	111	17,249
NVIDIA Corp.	360	16,924
		53,140
Software – 4.4%
Activision Blizzard, Inc.(a)	429	17,001
Adobe Systems, Inc.*(a)	186	17,817
Blackbaud, Inc.(a)	273	18,537
Cadence Design Systems, Inc.*(a)	738	17,933
Citrix Systems, Inc.*(a)	222	17,780
Fair Isaac Corp.(a)	150	16,952
Microsoft Corp.	348	17,807
Take-Two Interactive Software, Inc.*	456	17,292
Tyler Technologies, Inc.*	111	18,505
Ultimate Software Group, Inc. (The)*	87	18,295
		177,919
Specialty Retail – 3.6%
AutoZone, Inc.*(a)	24	19,052
Burlington Stores, Inc.*	267	17,812
Home Depot, Inc. (The)(a)	141	18,004
Murphy USA, Inc.*	240	17,799
O’Reilly Automotive, Inc.*	63	17,079
Ross Stores, Inc.	315	17,857
TJX Cos., Inc. (The)	231	17,840
Ulta Salon Cosmetics & Fragrance, Inc.*	72	17,542
		142,985
Tobacco – 0.9%
Altria Group, Inc.	264	18,206
Reynolds American, Inc.	339	18,282
		36,488
Water Utilities – 0.5%
American Water Works Co., Inc.(a)	213	18,001
Total Common Stocks (Cost $3,307,924)		3,568,187
Total Long Positions (Cost $3,307,924)		3,568,187

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Short Positions – (89.1)%
Common Stocks – (88.7)%
Aerospace & Defense – (0.9)%
B/E Aerospace, Inc.	(387)	$(17,870)
Esterline Technologies Corp.*	(291)	(18,053)
		(35,923)
Airlines – (0.9)%
American Airlines Group, Inc.	(636)	(18,005)
Spirit Airlines, Inc.*	(381)	(17,096)
		(35,101)
Auto Components – (1.8)%
BorgWarner, Inc.	(609)	(17,978)
Dana Holding Corp.	(1,701)	(17,962)
Delphi Automotive plc	(285)	(17,841)
Tenneco, Inc.*	(384)	(17,898)
		(71,679)
Automobiles – (0.5)%
Harley-Davidson, Inc.	(396)	(17,939)
Banks – (4.0)%
Bank of America Corp.	(1,344)	(17,835)
Bank of the Ozarks, Inc.	(477)	(17,897)
CIT Group, Inc.	(567)	(18,093)
Citigroup, Inc.	(420)	(17,804)
Citizens Financial Group, Inc.	(894)	(17,862)
Cullen/Frost Bankers, Inc.	(282)	(17,972)
East West Bancorp, Inc.	(525)	(17,945)
KeyCorp	(1,623)	(17,934)
SVB Financial Group*	(189)	(17,985)
		(161,327)
Biotechnology – (3.6)%
Alkermes plc*	(414)	(17,893)
Alnylam Pharmaceuticals, Inc.*	(324)	(17,979)
Biogen, Inc.*	(75)	(18,136)
Cepheid*	(567)	(17,435)
Intercept Pharmaceuticals, Inc.*	(126)	(17,978)
Ionis Pharmaceuticals, Inc.*	(750)	(17,467)
United Therapeutics Corp.*	(168)	(17,795)
Vertex Pharmaceuticals, Inc.*	(207)	(17,806)
		(142,489)
Building Products – (0.5)%
Armstrong World Industries, Inc.*	(462)	(18,087)
Capital Markets – (5.4)%
Affiliated Managers Group, Inc.*	(126)	(17,737)
Ameriprise Financial, Inc.	(198)	(17,790)
Franklin Resources, Inc.	(537)	(17,920)
Goldman Sachs Group, Inc. (The)	(120)	(17,830)
Invesco Ltd.	(699)	(17,853)
Janus Capital Group, Inc.	(1,293)	(17,999)

	Number of Shares	Value
Legg Mason, Inc.	(609)	$(17,959)
Morgan Stanley	(690)	(17,926)
NorthStar Asset Management Group, Inc.	(1,764)	(18,010)
State Street Corp.	(333)	(17,955)
Stifel Financial Corp.*	(570)	(17,927)
TD Ameritrade Holding Corp.	(630)	(17,939)
		(214,845)
Chemicals – (2.2)%
CF Industries Holdings, Inc.	(741)	(17,858)
Huntsman Corp.	(1,335)	(17,956)
Mosaic Co. (The)	(663)	(17,357)
Platform Specialty Products Corp.*	(2,025)	(17,982)
Westlake Chemical Corp.	(420)	(18,027)
		(89,180)
Commercial Services & Supplies – (0.4)%
Stericycle, Inc.*	(171)	(17,805)
Construction & Engineering – (0.9)%
Chicago Bridge & Iron Co. NV	(519)	(17,973)
Quanta Services, Inc.*	(777)	(17,964)
		(35,937)
Consumer Finance – (3.2)%
Ally Financial, Inc.*	(1,065)	(18,180)
American Express Co.	(297)	(18,046)
Capital One Financial Corp.	(282)	(17,910)
Navient Corp.	(1,515)	(18,104)
Santander Consumer USA Holdings, Inc.*	(1,731)	(17,881)
SLM Corp.*	(2,925)	(18,076)
Synchrony Financial*	(711)	(17,974)
		(126,171)
Containers & Packaging – (1.3)%
International Paper Co.	(423)	(17,927)
Owens-Illinois, Inc.*	(1,005)	(18,100)
WestRock Co.	(462)	(17,958)
		(53,985)
Diversified Consumer Services – (0.5)%
H&R Block, Inc.	(789)	(18,147)
Diversified Financial Services – (0.9)%
Leucadia National Corp.	(981)	(17,001)
Voya Financial, Inc.	(720)	(17,827)
		(34,828)
Diversified Telecommunication Services – (0.9)%
Frontier Communications Corp.	(3,621)	(17,888)
SBA Communications Corp., Class A*	(168)	(18,134)
		(36,022)
Electric Utilities – (1.3)%
Entergy Corp.	(213)	(17,327)
Exelon Corp.	(471)	(17,126)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
FirstEnergy Corp.	(510)	$(17,804)
		(52,257)
Electrical Equipment – (0.9)%
Regal Beloit Corp.	(327)	(18,001)
Sensata Technologies Holding NV*	(513)	(17,899)
		(35,900)
Electronic Equipment, Instruments & Components – (2.7)%
Belden, Inc.	(300)	(18,111)
Cognex Corp.	(420)	(18,102)
Jabil Circuit, Inc.	(978)	(18,064)
Keysight Technologies, Inc.*	(615)	(17,890)
VeriFone Systems, Inc.*	(969)	(17,965)
Zebra Technologies Corp., Class A*	(357)	(17,886)
		(108,018)
Energy Equipment & Services – (0.9)%
Ensco plc, Class A	(1,857)	(18,032)
Weatherford International plc*	(3,231)	(17,932)
		(35,964)
Food & Staples Retailing – (0.9)%
United Natural Foods, Inc.*	(384)	(17,971)
Whole Foods Market, Inc.	(543)	(17,387)
		(35,358)
Food Products – (1.3)%
Archer-Daniels-Midland Co.	(411)	(17,628)
Bunge Ltd.	(303)	(17,922)
Hain Celestial Group, Inc. (The)*	(360)	(17,910)
		(53,460)
Gas Utilities – (0.5)%
National Fuel Gas Co.	(315)	(17,917)
Health Care Providers & Services – (2.2)%
Brookdale Senior Living, Inc.*	(1,167)	(18,019)
Envision Healthcare Holdings, Inc.*	(672)	(17,049)
McKesson Corp.	(96)	(17,918)
Team Health Holdings, Inc.*	(441)	(17,935)
Tenet Healthcare Corp.*	(651)	(17,994)
		(88,915)
Hotels, Restaurants & Leisure – (0.5)%
Chipotle Mexican Grill, Inc.*	(45)	(18,124)
Household Durables – (1.3)%
Harman International Industries, Inc.	(249)	(17,883)
Toll Brothers, Inc.*	(663)	(17,842)
Tupperware Brands Corp.	(318)	(17,897)
		(53,622)
Independent Power and Renewable Electricity Producers – (1.3)%
AES Corp.	(1,443)	(18,009)

	Number of Shares	Value
Calpine Corp.*	(1,212)	$(17,877)
NRG Energy, Inc.	(1,203)	(18,033)
		(53,919)
Insurance – (1.8)%
AmTrust Financial Services, Inc.	(735)	(18,007)
Lincoln National Corp.	(462)	(17,912)
MetLife, Inc.	(450)	(17,924)
Principal Financial Group, Inc.	(435)	(17,883)
		(71,726)
Internet & Catalog Retail – (0.9)%
Groupon, Inc.*	(5,532)	(17,979)
TripAdvisor, Inc.*	(276)	(17,747)
		(35,726)
Internet Software & Services – (2.2)%
IAC/InterActiveCorp	(318)	(17,903)
LinkedIn Corp., Class A*	(93)	(17,600)
Pandora Media, Inc.*	(1,458)	(18,152)
Rackspace Hosting, Inc.*	(858)	(17,898)
Twitter, Inc.*	(1,059)	(17,908)
		(89,461)
IT Services – (2.3)%
Alliance Data Systems Corp.*	(93)	(18,220)
MAXIMUS, Inc.	(327)	(18,106)
Teradata Corp.*	(714)	(17,900)
WEX, Inc.*	(204)	(18,089)
Xerox Corp.	(1,902)	(18,050)
		(90,365)
Leisure Products – (0.4)%
Polaris Industries, Inc.	(219)	(17,905)
Machinery – (2.2)%
Colfax Corp.*	(672)	(17,781)
Cummins, Inc.	(159)	(17,878)
Trinity Industries, Inc.	(918)	(17,047)
WABCO Holdings, Inc.*	(195)	(17,856)
Wabtec Corp.	(252)	(17,698)
		(88,260)
Marine – (0.4)%
Kirby Corp.*	(285)	(17,781)
Media – (2.2)%
DISH Network Corp., Class A*	(330)	(17,292)
Lions Gate Entertainment Corp.	(864)	(17,479)
Starz, Class A*	(618)	(18,490)
Tribune Media Co., Class A	(456)	(17,866)
Viacom, Inc., Class B	(432)	(17,915)
		(89,042)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Metals & Mining – (0.9)%
Alcoa, Inc.	(1,941)	$(17,993)
Freeport-McMoRan, Inc.	(1,620)	(18,047)
		(36,040)
Multiline Retail – (1.7)%
Dillard’s, Inc., Class A	(282)	(17,089)
Kohl’s Corp.	(465)	(17,633)
Macy’s, Inc.	(504)	(16,939)
Nordstrom, Inc.	(471)	(17,922)
		(69,583)
Multi-Utilities – (0.9)%
Dominion Resources, Inc.	(234)	(18,236)
Sempra Energy	(162)	(18,471)
		(36,707)
Oil, Gas & Consumable Fuels – (4.4)%
Anadarko Petroleum Corp.	(333)	(17,732)
Cheniere Energy, Inc.*	(477)	(17,911)
Chesapeake Energy Corp.*	(4,194)	(17,950)
CONSOL Energy, Inc.	(1,086)	(17,474)
Devon Energy Corp.	(474)	(17,183)
Kinder Morgan, Inc.	(954)	(17,859)
Marathon Oil Corp.	(1,263)	(18,958)
Southwestern Energy Co.*	(1,383)	(17,398)
Targa Resources Corp.	(423)	(17,825)
Whiting Petroleum Corp.*	(1,911)	(17,696)
		(177,986)
Personal Products – (0.4)%
Edgewell Personal Care Co.*	(210)	(17,726)
Pharmaceuticals – (3.1)%
Akorn, Inc.*	(627)	(17,860)
Endo International plc*	(1,134)	(17,679)
Horizon Pharma plc*	(1,083)	(17,837)
Mallinckrodt plc*	(294)	(17,869)
Mylan NV*	(414)	(17,901)
Perrigo Co. plc	(198)	(17,953)
Valeant Pharmaceuticals International, Inc.*	(885)	(17,824)
		(124,923)
Professional Services – (0.5)%
Robert Half International, Inc.	(471)	(17,973)
Real Estate Investment Trusts (REITs) – (3.1)%
CBL & Associates Properties, Inc.	(1,923)	(17,903)
Columbia Property Trust, Inc.	(804)	(17,205)
Host Hotels & Resorts, Inc.	(1,113)	(18,042)
LaSalle Hotel Properties	(765)	(18,039)
NorthStar Realty Finance Corp.	(1,584)	(18,105)
RLJ Lodging Trust	(804)	(17,246)
Sunstone Hotel Investors, Inc.	(1,488)	(17,960)
		(124,500)

	Number of Shares	Value
Real Estate Management & Development – (1.8)%
CBRE Group, Inc., Class A*	(678)	$(17,954)
Howard Hughes Corp. (The)*	(162)	(18,520)
Jones Lang LaSalle, Inc.	(183)	(17,833)
Realogy Holdings Corp.*	(618)	(17,934)
		(72,241)
Road & Rail – (2.7)%
Avis Budget Group, Inc.*	(558)	(17,984)
CSX Corp.	(684)	(17,839)
Genesee & Wyoming, Inc., Class A*	(303)	(17,862)
Hertz Global Holdings, Inc.*	(1,620)	(17,933)
Ryder System, Inc.	(291)	(17,792)
Union Pacific Corp.	(204)	(17,799)
		(107,209)
Semiconductors & Semiconductor Equipment – (3.1)%
Cree, Inc.*	(729)	(17,817)
Cypress Semiconductor Corp.	(1,701)	(17,945)
Marvell Technology Group Ltd.	(1,878)	(17,897)
Micron Technology, Inc.*	(1,308)	(17,998)
ON Semiconductor Corp.*	(2,040)	(17,993)
Qorvo, Inc.*	(327)	(18,070)
Skyworks Solutions, Inc.	(285)	(18,035)
		(125,755)
Software – (2.7)%
FireEye, Inc.*	(1,122)	(18,479)
NetSuite, Inc.*	(246)	(17,909)
Splunk, Inc.*	(333)	(18,042)
Tableau Software, Inc., Class A*	(366)	(17,905)
Verint Systems, Inc.*	(546)	(18,089)
VMware, Inc., Class A*	(315)	(18,024)
		(108,448)
Specialty Retail – (3.6)%
AutoNation, Inc.*	(378)	(17,758)
Bed Bath & Beyond, Inc.	(414)	(17,893)
GameStop Corp., Class A	(669)	(17,782)
Gap, Inc. (The)	(843)	(17,889)
GNC Holdings, Inc., Class A	(738)	(17,926)
Signet Jewelers Ltd.	(216)	(17,801)
Staples, Inc.	(2,073)	(17,869)
Williams-Sonoma, Inc.	(345)	(17,985)
		(142,903)
Technology Hardware, Storage & Peripherals – (1.3)%
NetApp, Inc.	(693)	(17,041)
Seagate Technology plc	(744)	(18,124)
Western Digital Corp.	(360)	(17,013)
		(52,178)
Textiles, Apparel & Luxury Goods – (2.2)%
Hanesbrands, Inc.	(705)	(17,717)
Kate Spade & Co.*	(864)	(17,807)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
PVH Corp.	(189)	$(17,809)
Ralph Lauren Corp.	(201)	(18,014)
Skechers U.S.A., Inc., Class A*	(600)	(17,832)
		(89,179)
Thrifts & Mortgage Finance – (0.9)%
MGIC Investment Corp.*	(2,979)	(17,725)
Radian Group, Inc.	(1,725)	(17,975)
		(35,700)
Trading Companies & Distributors – (1.3)%
Air Lease Corp.	(666)	(17,835)
United Rentals, Inc.*	(267)	(17,916)
WESCO International, Inc.*	(345)	(17,764)
		(53,515)
Total Common Stocks (Proceeds $(3,928,136))		(3,555,751)

	Number of Shares	Value
Master Limited Partnership – (0.4)%
Capital Markets – (0.4)%
Lazard Ltd. Class A, (Proceeds $(20,417))	(600)	$(17,868)
Total Short Positions (Proceeds $(3,948,553))		(3,573,619)
Total Investments — (0.1)% (Cost $(640,629))		(5,432)
Other Assets Less Liabilities — 100.1%		4,014,301
Net assets — 100.0%		$4,008,869
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,396,449.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$737,621
Aggregate gross unrealized depreciation	(139,661)
Net unrealized appreciation	$597,960
Federal income tax cost of investments	$(603,392)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation(1)	Cash Collateral (Received) Pledged	Net Amount(2)
396,523 USD	10/04/2017	Morgan Stanley	0.89%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$44,991	—	$44,991
(445,528) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	(0.13)%	2,487	—	2,487
					$47,478		$47,478
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Long Positions – 87.0%
Common Stocks – 87.0%
Aerospace & Defense – 0.9%
Spirit AeroSystems Holdings, Inc., Class A*	250	$10,750
Textron, Inc.	284	10,383
		21,133
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	68	10,321
Airlines – 2.9%
Alaska Air Group, Inc.(a)	156	9,093
American Airlines Group, Inc.(a)	358	10,135
Delta Air Lines, Inc.(a)	278	10,128
JetBlue Airways Corp.*(a)	592	9,803
Southwest Airlines Co.	246	9,646
Spirit Airlines, Inc.*	228	10,230
United Continental Holdings, Inc.*	240	9,850
		68,885
Auto Components – 2.6%
BorgWarner, Inc.(a)	344	10,155
Dana Holding Corp.(a)	960	10,137
Gentex Corp.(a)	706	10,908
Goodyear Tire & Rubber Co. (The)(a)	374	9,597
Lear Corp.	90	9,158
Tenneco, Inc.*	216	10,068
		60,023
Automobiles – 1.3%
Ford Motor Co.(a)	808	10,156
General Motors Co.(a)	360	10,188
Harley-Davidson, Inc.(a)	216	9,785
		30,129
Banks – 6.1%
Bank of America Corp.(a)	758	10,059
BB&T Corp.(a)	312	11,110
CIT Group, Inc.(a)	318	10,147
Citigroup, Inc.(a)	228	9,665
Citizens Financial Group, Inc.(a)	482	9,630
Fifth Third Bancorp(a)	602	10,589
JPMorgan Chase & Co.(a)	164	10,191
KeyCorp	832	9,194
PNC Financial Services Group, Inc. (The)	118	9,604
Popular, Inc.(a)	372	10,900
Prosperity Bancshares, Inc.	210	10,708
Regions Financial Corp.	1,178	10,025
SunTrust Banks, Inc.	264	10,845
Umpqua Holdings Corp.	654	10,117
		142,784
Biotechnology – 0.5%
Gilead Sciences, Inc.(a)	128	10,678

	Number of Shares	Value
Building Products – 0.5%
Owens Corning	210	$10,819
Capital Markets – 0.9%
Goldman Sachs Group, Inc. (The)(a)	66	9,806
Morgan Stanley	412	10,704
		20,510
Chemicals – 2.1%
Cabot Corp.(a)	234	10,684
CF Industries Holdings, Inc.(a)	418	10,074
Eastman Chemical Co.(a)	144	9,778
Huntsman Corp.(a)	702	9,442
Westlake Chemical Corp.	240	10,301
		50,279
Commercial Services & Supplies – 0.4%
R.R. Donnelley & Sons Co.	600	10,152
Communications Equipment – 1.7%
ARRIS International plc*(a)	482	10,103
Brocade Communications Systems, Inc.(a)	1,106	10,153
Cisco Systems, Inc.(a)	352	10,099
Juniper Networks, Inc.(a)	444	9,985
		40,340
Construction & Engineering – 1.8%
AECOM*(a)	320	10,166
Chicago Bridge & Iron Co. NV(a)	276	9,558
Fluor Corp.(a)	220	10,842
Quanta Services, Inc.*	464	10,728
		41,294
Consumer Finance – 1.7%
Ally Financial, Inc.*(a)	594	10,140
Capital One Financial Corp.(a)	146	9,272
Navient Corp.	814	9,727
Santander Consumer USA Holdings, Inc.*	976	10,082
		39,221
Containers & Packaging – 1.3%
International Paper Co.(a)	240	10,171
Owens-Illinois, Inc.*	596	10,734
WestRock Co.	264	10,262
		31,167
Diversified Financial Services – 0.4%
Voya Financial, Inc.	406	10,053
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	232	10,025
CenturyLink, Inc.(a)	358	10,385
		20,410
Electric Utilities – 3.5%
American Electric Power Co., Inc.	144	10,093

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Duke Energy Corp.(a)	118	$10,123
Entergy Corp.(a)	124	10,087
Exelon Corp.(a)	278	10,108
FirstEnergy Corp.(a)	290	10,124
Great Plains Energy, Inc.(a)	344	10,458
OGE Energy Corp.	308	10,087
Portland General Electric Co.	230	10,148
		81,228
Electrical Equipment – 1.3%
Eaton Corp. plc(a)	174	10,393
EnerSys(a)	176	10,467
Regal Beloit Corp.	172	9,468
		30,328
Electronic Equipment, Instruments & Components – 2.7%
Arrow Electronics, Inc.*(a)	164	10,151
Avnet, Inc.(a)	268	10,857
Belden, Inc.(a)	180	10,867
Corning, Inc.(a)	508	10,404
Jabil Circuit, Inc.(a)	558	10,306
Tech Data Corp.*	156	11,209
		63,794
Energy Equipment & Services – 1.7%
Diamond Offshore Drilling, Inc.(a)	408	9,927
Ensco plc, Class A(a)	1,072	10,409
Noble Corp. plc	1,254	10,333
Transocean Ltd.	862	10,249
		40,918
Food Products – 1.8%
Archer-Daniels-Midland Co.(a)	248	10,637
Bunge Ltd.(a)	176	10,410
Darling Ingredients, Inc.*(a)	696	10,370
Tyson Foods, Inc., Class A	150	10,019
		41,436
Health Care Providers & Services – 5.7%
Aetna, Inc.(a)	82	10,015
Amsurg Corp.*(a)	132	10,235
Anthem, Inc.(a)	78	10,244
Centene Corp.*(a)	142	10,134
Express Scripts Holding Co.*(a)	134	10,157
HealthSouth Corp.(a)	266	10,326
Laboratory Corp. of America Holdings*	84	10,943
LifePoint Health, Inc.*	156	10,198
Molina Healthcare, Inc.*	214	10,679
Quest Diagnostics, Inc.(a)	124	10,095
Tenet Healthcare Corp.*	350	9,674
Universal Health Services, Inc., Class B	76	10,192
WellCare Health Plans, Inc.*	94	10,084
		132,976

	Number of Shares	Value
Hotels, Restaurants & Leisure – 0.8%
Carnival Corp.(a)	222	$9,812
Royal Caribbean Cruises Ltd.	146	9,804
		19,616
Household Durables – 1.3%
D.R. Horton, Inc.(a)	320	10,074
Toll Brothers, Inc.*	364	9,795
Whirlpool Corp.	62	10,332
		30,201
Independent Power and Renewable Electricity Producers – 0.9%
AES Corp.(a)	814	10,159
NRG Energy, Inc.	652	9,773
		19,932
Insurance – 6.4%
American International Group, Inc.(a)	184	9,732
Aspen Insurance Holdings Ltd.(a)	218	10,111
Assured Guaranty Ltd.(a)	398	10,097
CNO Financial Group, Inc.(a)	526	9,184
Endurance Specialty Holdings Ltd.(a)	150	10,074
Everest Re Group Ltd.	58	10,595
Hartford Financial Services Group, Inc. (The)(a)	240	10,651
Lincoln National Corp.	260	10,080
MetLife, Inc.	246	9,798
Principal Financial Group, Inc.	240	9,866
Prudential Financial, Inc.	134	9,560
Reinsurance Group of America, Inc.	108	10,475
Unum Group	290	9,219
Validus Holdings Ltd.	208	10,107
XL Group plc	304	10,126
		149,675
IT Services – 1.7%
CACI International, Inc., Class A*(a)	114	10,307
Convergys Corp.(a)	402	10,050
Teradata Corp.*	374	9,376
Xerox Corp.	1,146	10,876
		40,609
Machinery – 2.2%
Allison Transmission Holdings, Inc.(a)	382	10,784
Colfax Corp.*(a)	392	10,372
PACCAR, Inc.	186	9,648
Timken Co. (The)	332	10,179
Trinity Industries, Inc.	542	10,065
		51,048
Marine – 0.4%
Kirby Corp.*(a)	152	9,483

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Media – 1.3%
Liberty SiriusXM Group*	336	$10,372
TEGNA, Inc.	446	10,334
Viacom, Inc., Class B	242	10,036
		30,742
Metals & Mining – 0.9%
Reliance Steel & Aluminum Co.	144	11,074
Steel Dynamics, Inc.	416	10,192
		21,266
Multiline Retail – 1.4%
Dillard’s, Inc., Class A(a)	180	10,908
Kohl’s Corp.	266	10,087
Macy’s, Inc.	322	10,822
		31,817
Multi-Utilities – 0.9%
MDU Resources Group, Inc.	466	11,184
Public Service Enterprise Group, Inc.	236	11,000
		22,184
Oil, Gas & Consumable Fuels – 3.4%
HollyFrontier Corp.(a)	396	9,413
Marathon Petroleum Corp.	282	10,705
PBF Energy, Inc., Class A	404	9,607
Phillips 66	138	10,949
Tesoro Corp.	124	9,290
Valero Energy Corp.	184	9,384
Western Refining, Inc.	490	10,109
World Fuel Services Corp.(a)	232	11,017
		80,474
Paper & Forest Products – 0.4%
Domtar Corp.	276	9,663
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A	220	10,162
Pharmaceuticals – 2.3%
Allergan plc*(a)	44	10,168
Endo International plc*(a)	670	10,445
Horizon Pharma plc*(a)	664	10,936
Mallinckrodt plc*	182	11,062
Mylan NV*	242	10,464
		53,075
Real Estate Investment Trusts (REITs) – 3.6%
American Capital Agency Corp.(a)	508	10,069
Annaly Capital Management, Inc.	1,006	11,136
Blackstone Mortgage Trust, Inc., Class A(a)	378	10,459
Chimera Investment Corp.(a)	644	10,111
MFA Financial, Inc.	1,386	10,076
New Residential Investment Corp.	784	10,851

	Number of Shares	Value
Starwood Property Trust, Inc.	518	$10,733
Two Harbors Investment Corp.	1,254	10,734
		84,169
Road & Rail – 2.6%
Avis Budget Group, Inc.*(a)	314	10,120
CSX Corp.(a)	404	10,536
Genesee & Wyoming, Inc., Class A*(a)	170	10,022
Hertz Global Holdings, Inc.*(a)	914	10,118
Norfolk Southern Corp.	118	10,046
Ryder System, Inc.	152	9,293
		60,135
Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.(a)	308	10,102
Lam Research Corp.	120	10,087
Micron Technology, Inc.*	734	10,100
ON Semiconductor Corp.*	1,092	9,632
Qorvo, Inc.*	182	10,057
QUALCOMM, Inc.	194	10,393
Teradyne, Inc.	548	10,790
		71,161
Software – 0.9%
Mentor Graphics Corp.	496	10,545
Nuance Communications, Inc.*	640	10,003
		20,548
Specialty Retail – 3.9%
American Eagle Outfitters, Inc.(a)	634	10,100
AutoNation, Inc.*(a)	210	9,866
Bed Bath & Beyond, Inc.(a)	224	9,681
Best Buy Co., Inc.(a)	338	10,343
Cabela’s, Inc.*(a)	202	10,112
GameStop Corp., Class A(a)	358	9,516
Gap, Inc. (The)(a)	476	10,101
GNC Holdings, Inc., Class A(a)	450	10,930
Staples, Inc.	1,104	9,516
		90,165
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	106	10,133
Hewlett Packard Enterprise Co.(a)	546	9,975
NetApp, Inc.	440	10,820
Seagate Technology plc	416	10,134
Western Digital Corp.	214	10,114
		51,176
Textiles, Apparel & Luxury Goods – 1.3%
Michael Kors Holdings Ltd.*	204	10,094
PVH Corp.	112	10,554
Ralph Lauren Corp.	120	10,754
		31,402

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.*	1,682	$10,008
Radian Group, Inc.	898	9,357
		19,365
Trading Companies & Distributors – 0.9%
Air Lease Corp.(a)	364	9,748
United Rentals, Inc.*	154	10,333
		20,081
Total Common Stocks (Cost $2,135,961)		2,037,027
Total Long Positions (Cost $2,135,961)		2,037,027
Short Positions – (87.3)%
Common Stocks – (87.3)%
Aerospace & Defense – (1.3)%
Lockheed Martin Corp.	(40)	(9,927)
Northrop Grumman Corp.	(44)	(9,780)
TransDigm Group, Inc.*	(40)	(10,548)
		(30,255)
Beverages – (0.9)%
Brown-Forman Corp., Class B	(110)	(10,974)
Monster Beverage Corp.*	(62)	(9,964)
		(20,938)
Biotechnology – (6.0)%
ACADIA Pharmaceuticals, Inc.*	(300)	(9,738)
Alkermes plc*	(228)	(9,854)
Alnylam Pharmaceuticals, Inc.*	(180)	(9,988)
BioMarin Pharmaceutical, Inc.*	(118)	(9,181)
Cepheid*	(360)	(11,070)
Incyte Corp.*	(126)	(10,078)
Intercept Pharmaceuticals, Inc.*	(74)	(10,558)
Ionis Pharmaceuticals, Inc.*	(428)	(9,968)
Medivation, Inc.*	(166)	(10,010)
Neurocrine Biosciences, Inc.*	(214)	(9,726)
Puma Biotechnology, Inc.*	(332)	(9,890)
Seattle Genetics, Inc.*	(264)	(10,668)
Ultragenyx Pharmaceutical, Inc.*	(204)	(9,978)
Vertex Pharmaceuticals, Inc.*	(114)	(9,806)
		(140,513)
Building Products – (2.2)%
A.O. Smith Corp.	(114)	(10,045)
Allegion plc	(144)	(9,998)
Fortune Brands Home & Security, Inc.	(182)	(10,550)
Lennox International, Inc.	(70)	(9,982)
Masco Corp.	(328)	(10,148)
		(50,723)

	Number of Shares	Value
Capital Markets – (0.5)%
SEI Investments Co.	(230)	$(11,065)
Chemicals – (3.1)%
Axalta Coating Systems Ltd.*	(382)	(10,135)
Ecolab, Inc.	(84)	(9,962)
International Flavors & Fragrances, Inc.	(82)	(10,338)
Monsanto Co.	(96)	(9,927)
NewMarket Corp.	(26)	(10,774)
Sensient Technologies Corp.	(142)	(10,088)
Sherwin-Williams Co. (The)	(36)	(10,572)
		(71,796)
Commercial Services & Supplies – (1.3)%
Cintas Corp.*	(112)	(10,991)
Copart, Inc.*	(216)	(10,586)
Rollins, Inc.	(344)	(10,069)
		(31,646)
Communications Equipment – (0.4)%
Palo Alto Networks, Inc.*	(82)	(10,057)
Construction Materials – (0.4)%
Vulcan Materials Co.	(82)	(9,870)
Distributors – (0.5)%
Pool Corp.	(116)	(10,908)
Diversified Financial Services – (2.6)%
CBOE Holdings, Inc.	(150)	(9,993)
FactSet Research Systems, Inc.	(62)	(10,008)
MarketAxess Holdings, Inc.	(68)	(9,887)
Moody’s Corp.	(108)	(10,121)
MSCI, Inc.	(144)	(11,105)
S&P Global, Inc.	(96)	(10,297)
		(61,411)
Diversified Telecommunication Services – (0.9)%
Level 3 Communications, Inc.*	(210)	(10,813)
SBA Communications Corp., Class A*	(94)	(10,146)
		(20,959)
Electric Utilities – (0.4)%
Alliant Energy Corp.	(250)	(9,925)
Electrical Equipment – (0.4)%
Acuity Brands, Inc.	(40)	(9,918)
Electronic Equipment, Instruments & Components – (0.9)%
Amphenol Corp., Class A	(194)	(11,122)
Cognex Corp.	(248)	(10,689)
		(21,811)
Energy Equipment & Services – (0.9)%
Core Laboratories NV	(82)	(10,159)
Halliburton Co.	(222)	(10,054)
		(20,213)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Food & Staples Retailing – (0.9)%
Costco Wholesale Corp.	(68)	$(10,679)
Sysco Corp.	(198)	(10,046)
		(20,725)
Food Products – (2.1)%
Hershey Co. (The)	(90)	(10,214)
Lancaster Colony Corp.	(78)	(9,954)
McCormick & Co., Inc. (Non-Voting)	(94)	(10,027)
Mead Johnson Nutrition Co.	(110)	(9,982)
WhiteWave Foods Co. (The)*	(214)	(10,045)
		(50,222)
Gas Utilities – (1.3)%
Atmos Energy Corp.	(124)	(10,084)
New Jersey Resources Corp.	(262)	(10,100)
WGL Holdings, Inc.	(154)	(10,901)
		(31,085)
Health Care Equipment & Supplies – (1.7)%
ABIOMED, Inc.*	(92)	(10,055)
DexCom, Inc.*	(126)	(9,995)
Edwards Lifesciences Corp.*	(100)	(9,973)
IDEXX Laboratories, Inc.*	(108)	(10,029)
		(40,052)
Health Care Technology – (0.9)%
athenahealth, Inc.*	(72)	(9,937)
Medidata Solutions, Inc.*	(216)	(10,124)
		(20,061)
Hotels, Restaurants & Leisure – (4.0)%
Chipotle Mexican Grill, Inc.*	(26)	(10,472)
Choice Hotels International, Inc.	(212)	(10,096)
Domino’s Pizza, Inc.	(84)	(11,036)
Dunkin’ Brands Group, Inc.	(230)	(10,033)
McDonald’s Corp.	(86)	(10,349)
Panera Bread Co., Class A*	(48)	(10,173)
Starbucks Corp.	(186)	(10,624)
Wynn Resorts Ltd.	(110)	(9,970)
Yum! Brands, Inc.	(120)	(9,950)
		(92,703)
Household Products – (2.2)%
Church & Dwight Co., Inc.	(108)	(11,112)
Clorox Co. (The)	(72)	(9,964)
Colgate-Palmolive Co.	(136)	(9,955)
Energizer Holdings, Inc.	(194)	(9,989)
Kimberly-Clark Corp.	(72)	(9,899)
		(50,919)
Industrial Conglomerates – (0.9)%
3M Co.	(58)	(10,157)
Roper Technologies, Inc.	(58)	(9,892)
		(20,049)

	Number of Shares	Value
Insurance – (0.4)%
RLI Corp.	(146)	$(10,042)
Internet & Catalog Retail – (2.1)%
Amazon.com, Inc.*	(14)	(10,019)
Liberty Ventures, Series A*	(270)	(10,009)
Netflix, Inc.*	(104)	(9,514)
Priceline Group, Inc. (The)*	(8)	(9,987)
TripAdvisor, Inc.*	(158)	(10,159)
		(49,688)
Internet Software & Services – (0.9)%
CoStar Group, Inc.*	(46)	(10,059)
Facebook, Inc., Class A*	(90)	(10,285)
		(20,344)
IT Services – (4.8)%
Accenture plc, Class A	(90)	(10,196)
Automatic Data Processing, Inc.	(110)	(10,106)
Broadridge Financial Solutions, Inc.	(166)	(10,823)
Fiserv, Inc.*	(92)	(10,003)
FleetCor Technologies, Inc.*	(72)	(10,305)
Gartner, Inc.*	(104)	(10,131)
Jack Henry & Associates, Inc.	(116)	(10,123)
MasterCard, Inc., Class A	(114)	(10,039)
MAXIMUS, Inc.	(186)	(10,299)
Paychex, Inc.	(168)	(9,996)
Visa, Inc., Class A	(144)	(10,681)
		(112,702)
Life Sciences Tools & Services – (1.3)%
Agilent Technologies, Inc.	(234)	(10,380)
Illumina, Inc.*	(74)	(10,388)
Mettler-Toledo International, Inc.*	(30)	(10,948)
		(31,716)
Machinery – (1.8)%
Donaldson Co., Inc.	(318)	(10,926)
Graco, Inc.	(126)	(9,953)
Manitowoc Foodservice, Inc.*	(580)	(10,220)
Toro Co. (The)	(114)	(10,055)
		(41,154)
Media – (1.3)%
Cable One, Inc.	(20)	(10,228)
Lions Gate Entertainment Corp.	(484)	(9,791)
Sirius XM Holdings, Inc.*	(2,666)	(10,531)
		(30,550)
Metals & Mining – (0.9)%
Compass Minerals International, Inc.	(148)	(10,980)
Royal Gold, Inc.	(140)	(10,083)
		(21,063)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Multi-Utilities – (1.7)%
CMS Energy Corp.	(220)	$(10,089)
Dominion Resources, Inc.	(130)	(10,131)
Sempra Energy	(88)	(10,034)
WEC Energy Group, Inc.	(154)	(10,056)
		(40,310)
Oil, Gas & Consumable Fuels – (4.4)%
Apache Corp.	(180)	(10,021)
Cabot Oil & Gas Corp.	(388)	(9,987)
Cheniere Energy, Inc.*	(266)	(9,988)
Chesapeake Energy Corp.*	(2,412)	(10,323)
Cimarex Energy Co.	(92)	(10,977)
Concho Resources, Inc.*	(84)	(10,019)
Diamondback Energy, Inc.	(118)	(10,763)
EOG Resources, Inc.	(120)	(10,010)
Occidental Petroleum Corp.	(144)	(10,881)
Pioneer Natural Resources Co.	(66)	(9,980)
		(102,949)
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(110)	(10,012)
Professional Services – (0.9)%
Equifax, Inc.	(86)	(11,042)
Verisk Analytics, Inc.*	(134)	(10,865)
		(21,907)
Real Estate Investment Trusts (REITs) – (15.6)%
American Tower Corp.	(88)	(9,998)
Apartment Investment & Management Co., Class A	(228)	(10,069)
Boston Properties, Inc.	(76)	(10,024)
Brixmor Property Group, Inc.	(378)	(10,002)
Communications Sales & Leasing, Inc.	(348)	(10,057)
Crown Castle International Corp.	(98)	(9,940)
CubeSmart	(326)	(10,067)
Digital Realty Trust, Inc.	(92)	(10,027)
Douglas Emmett, Inc.	(284)	(10,088)
Duke Realty Corp.	(376)	(10,024)
DuPont Fabros Technology, Inc.	(212)	(10,079)
Equinix, Inc.	(26)	(10,081)
Equity LifeStyle Properties, Inc.	(126)	(10,086)
Essex Property Trust, Inc.	(44)	(10,036)
Extra Space Storage, Inc.	(108)	(9,994)
Federal Realty Investment Trust	(60)	(9,933)
Gaming and Leisure Properties, Inc.	(292)	(10,068)
General Growth Properties, Inc.	(334)	(9,960)
Healthcare Trust of America, Inc., Class A	(310)	(10,025)
Iron Mountain, Inc.	(252)	(10,037)
Lamar Advertising Co., Class A	(164)	(10,873)
Macerich Co. (The)	(118)	(10,076)
Post Properties, Inc.	(176)	(10,745)

	Number of Shares	Value
Public Storage	(44)	$(11,246)
Rayonier, Inc.	(412)	(10,811)
Realty Income Corp.	(144)	(9,988)
Regency Centers Corp.	(120)	(10,048)
Simon Property Group, Inc.	(46)	(9,977)
Sovran Self Storage, Inc.	(96)	(10,072)
Sun Communities, Inc.	(132)	(10,117)
Tanger Factory Outlet Centers, Inc.	(250)	(10,045)
Taubman Centers, Inc.	(136)	(10,091)
UDR, Inc.	(272)	(10,042)
Urban Edge Properties	(336)	(10,033)
Vornado Realty Trust	(100)	(10,012)
Weingarten Realty Investors	(246)	(10,042)
		(364,813)
Semiconductors & Semiconductor Equipment – (0.9)%
Advanced Micro Devices, Inc.*	(1,960)	(10,074)
Cavium, Inc.*	(260)	(10,036)
		(20,110)
Software – (6.7)%
Autodesk, Inc.*	(192)	(10,395)
Blackbaud, Inc.	(150)	(10,185)
CDK Global, Inc.	(194)	(10,765)
Guidewire Software, Inc.*	(182)	(11,240)
Manhattan Associates, Inc.*	(162)	(10,389)
NetSuite, Inc.*	(136)	(9,901)
Proofpoint, Inc.*	(162)	(10,221)
Red Hat, Inc.*	(150)	(10,890)
salesforce.com, Inc.*	(128)	(10,165)
ServiceNow, Inc.*	(156)	(10,358)
Splunk, Inc.*	(186)	(10,077)
Tableau Software, Inc., Class A*	(216)	(10,567)
Tyler Technologies, Inc.*	(60)	(10,003)
Ultimate Software Group, Inc. (The)*	(48)	(10,094)
Workday, Inc., Class A*	(144)	(10,752)
		(156,002)
Specialty Retail – (2.7)%
Home Depot, Inc. (The)	(80)	(10,215)
O’Reilly Automotive, Inc.*	(38)	(10,302)
Ross Stores, Inc.	(188)	(10,658)
TJX Cos., Inc. (The)	(142)	(10,967)
Tractor Supply Co.	(118)	(10,759)
Ulta Salon Cosmetics & Fragrance, Inc.*	(40)	(9,745)
		(62,646)
Textiles, Apparel & Luxury Goods – (1.7)%
Kate Spade & Co.*	(440)	(9,068)
lululemon athletica, Inc.*	(136)	(10,045)
NIKE, Inc., Class B	(188)	(10,378)
Under Armour, Inc., Class A*	(252)	(10,113)
		(39,604)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Tobacco – (0.8)%
Altria Group, Inc.	(144)	$(9,930)
Philip Morris International, Inc.	(98)	(9,969)
		(19,899)
Trading Companies & Distributors – (0.4)%
Fastenal Co.	(228)	(10,121)
Water Utilities – (0.9)%
American Water Works Co., Inc.	(118)	(9,972)
Aqua America, Inc.	(282)	(10,056)
		(20,028)
Total Common Stocks (Proceeds $(1,969,816))		(2,043,484)
Total Short Positions (Proceeds $(1,969,816))		(2,043,484)
Total Investments — (0.3)% (Cost $166,145)		(6,457)
Other Assets Less Liabilities — 100.3%		2,348,406
Net assets — 100.0%		$2,341,949
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,040,912.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,413
Aggregate gross unrealized depreciation	(469,383)
Net unrealized depreciation	$(310,970)
Federal income tax cost of investments	$304,513

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
313,214 USD	10/04/2017	Morgan Stanley	0.89%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$14,288	—	$14,288
(308,950) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	0.22%	(31,845)	—	(31,845)
					$(17,557)		$(17,557)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Long Positions – 86.3%
Common Stocks – 86.3%
Aerospace & Defense – 0.9%
Esterline Technologies Corp.*(a)	144	$8,934
Teledyne Technologies, Inc.*	94	9,310
		18,244
Air Freight & Logistics – 0.4%
XPO Logistics, Inc.*	350	9,191
Airlines – 0.9%
Allegiant Travel Co.(a)	68	10,302
Spirit Airlines, Inc.*	214	9,602
		19,904
Auto Components – 1.7%
Dana Holding Corp.(a)	870	9,187
Gentex Corp.(a)	594	9,177
Tenneco, Inc.*	180	8,390
Visteon Corp.	138	9,082
		35,836
Automobiles – 0.4%
Thor Industries, Inc.	146	9,452
Banks – 4.7%
Associated Banc-Corp.(a)	522	8,952
Bank of Hawaii Corp.(a)	136	9,357
First Horizon National Corp.(a)	668	9,205
FNB Corp.(a)	740	9,280
Popular, Inc.(a)	328	9,610
PrivateBancorp, Inc.	226	9,951
Prosperity Bancshares, Inc.	178	9,076
TCF Financial Corp.	690	8,729
UMB Financial Corp.	168	8,939
United Bankshares, Inc.	242	9,077
Webster Financial Corp.	270	9,167
		101,343
Biotechnology – 2.2%
Cepheid*(a)	308	9,471
Intrexon Corp.*	366	9,007
Kite Pharma, Inc.*(a)	192	9,600
Myriad Genetics, Inc.*	298	9,119
Ultragenyx Pharmaceutical, Inc.*	186	9,097
		46,294
Building Products – 0.4%
Armstrong World Industries, Inc.*(a)	232	9,083
Capital Markets – 1.2%
Federated Investors, Inc., Class B(a)	288	8,289
Janus Capital Group, Inc.(a)	636	8,853
Stifel Financial Corp.*	292	9,183
		26,325

	Number of Shares	Value
Chemicals – 1.7%
Cabot Corp.	202	$9,223
Platform Specialty Products Corp.*	1,036	9,200
PolyOne Corp.	260	9,163
Sensient Technologies Corp.	130	9,235
		36,821
Commercial Services & Supplies – 2.6%
Clean Harbors, Inc.*(a)	180	9,380
Covanta Holding Corp.(a)	554	9,113
Deluxe Corp.(a)	142	9,425
Healthcare Services Group, Inc.(a)	224	9,269
Pitney Bowes, Inc.	516	9,185
R.R. Donnelley & Sons Co.	570	9,644
		56,016
Communications Equipment – 0.8%
Ciena Corp.*(a)	488	9,150
NetScout Systems, Inc.*	380	8,455
		17,605
Construction & Engineering – 0.9%
EMCOR Group, Inc.(a)	190	9,359
Valmont Industries, Inc.	66	8,928
		18,287
Consumer Finance – 0.4%
SLM Corp.*	1,404	8,677
Containers & Packaging – 0.9%
Owens-Illinois, Inc.*	508	9,149
Silgan Holdings, Inc.	184	9,469
		18,618
Distributors – 0.5%
Pool Corp.	106	9,967
Diversified Consumer Services – 0.8%
Graham Holdings Co., Class B(a)	18	8,812
Houghton Mifflin Harcourt Co.*(a)	540	8,440
		17,252
Diversified Telecommunication Services – 0.4%
Frontier Communications Corp.(a)	1,690	8,349
Electric Utilities – 1.7%
ALLETE, Inc.(a)	142	9,178
IDACORP, Inc.(a)	114	9,274
PNM Resources, Inc.	260	9,214
Portland General Electric Co.	208	9,177
		36,843
Electrical Equipment – 1.7%
EnerSys(a)	166	9,872
Generac Holdings, Inc.*(a)	250	8,740
Regal Beloit Corp.	152	8,368

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
SolarCity Corp.*	416	$9,955
		36,935
Electronic Equipment, Instruments & Components – 2.2%
Belden, Inc.(a)	150	9,055
Cognex Corp.(a)	216	9,310
Tech Data Corp.*	130	9,341
VeriFone Systems, Inc.*	496	9,196
Zebra Technologies Corp., Class A*	182	9,118
		46,020
Energy Equipment & Services – 3.0%
Diamond Offshore Drilling, Inc.(a)	390	9,488
Dril-Quip, Inc.*(a)	158	9,232
Ensco plc, Class A(a)	938	9,108
Nabors Industries Ltd.	916	9,206
Noble Corp. plc	1,096	9,031
Oceaneering International, Inc.	308	9,197
Superior Energy Services, Inc.	500	9,205
		64,467
Food Products – 2.2%
B&G Foods, Inc.	192	9,254
Flowers Foods, Inc.(a)	536	10,050
Lancaster Colony Corp.(a)	72	9,188
Pinnacle Foods, Inc.	198	9,166
Post Holdings, Inc.*	110	9,096
		46,754
Gas Utilities – 1.3%
New Jersey Resources Corp.	240	9,252
Southwest Gas Corp.	116	9,130
WGL Holdings, Inc.	138	9,769
		28,151
Health Care Equipment & Supplies – 0.9%
Hill-Rom Holdings, Inc.(a)	198	9,989
NuVasive, Inc.*	154	9,197
		19,186
Health Care Providers & Services – 2.5%
Brookdale Senior Living, Inc.*(a)	596	9,202
HealthSouth Corp.(a)	226	8,773
LifePoint Health, Inc.*(a)	134	8,760
Owens & Minor, Inc.	232	8,672
Team Health Holdings, Inc.*	226	9,192
Tenet Healthcare Corp.*	324	8,955
		53,554
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.*	730	9,271
Medidata Solutions, Inc.*	216	10,124
		19,395
Hotels, Restaurants & Leisure – 2.6%
Brinker International, Inc.(a)	192	8,742

	Number of Shares	Value
Buffalo Wild Wings, Inc.*(a)	70	$9,726
Cheesecake Factory, Inc. (The)(a)	184	8,858
Cracker Barrel Old Country Store, Inc.	54	9,259
Jack in the Box, Inc.(a)	110	9,451
Wendy’s Co. (The)	914	8,793
		54,829
Household Durables – 0.8%
Tempur Sealy International, Inc.*	150	8,298
Tupperware Brands Corp.	160	9,005
		17,303
Insurance – 2.2%
Allied World Assurance Co. Holdings AG	260	9,136
Aspen Insurance Holdings Ltd.(a)	190	8,812
Mercury General Corp.	180	9,569
ProAssurance Corp.	182	9,746
RLI Corp.	146	10,042
		47,305
Internet & Catalog Retail – 0.8%
Groupon, Inc.*(a)	2,830	9,197
HSN, Inc.(a)	172	8,416
		17,613
Internet Software & Services – 1.3%
j2 Global, Inc.(a)	150	9,476
Pandora Media, Inc.*	788	9,811
Rackspace Hosting, Inc.*	440	9,178
		28,465
IT Services – 1.7%
Convergys Corp.(a)	338	8,450
CoreLogic, Inc.*(a)	238	9,158
First Data Corp., Class A*(a)	810	8,967
WEX, Inc.*	100	8,867
		35,442
Leisure Products – 0.8%
Brunswick Corp.(a)	194	8,792
Vista Outdoor, Inc.*	190	9,069
		17,861
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	62	8,867
PAREXEL International Corp.*	148	9,306
		18,173
Machinery – 3.5%
CLARCOR, Inc.(a)	162	9,855
Crane Co.(a)	162	9,189
ITT, Inc.(a)	290	9,274
Oshkosh Corp.	192	9,160
Terex Corp.	448	9,099
Timken Co. (The)	298	9,137
Trinity Industries, Inc.	492	9,136

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Woodward, Inc.	164	$9,453
		74,303
Media – 3.5%
Cable One, Inc.(a)	18	9,205
John Wiley & Sons, Inc., Class A(a)	190	9,914
Liberty SiriusXM Group*	292	9,157
Lions Gate Entertainment Corp.(a)	424	8,577
Madison Square Garden Co. (The), Class A*	54	9,316
Regal Entertainment Group, Class A	440	9,698
Starz, Class A*	298	8,916
Tribune Media Co., Class A	244	9,560
		74,343
Metals & Mining – 0.4%
Compass Minerals International, Inc.(a)	120	8,903
Multiline Retail – 0.9%
Dillard’s, Inc., Class A(a)	158	9,575
J.C. Penney Co., Inc.*(a)	1,030	9,146
		18,721
Multi-Utilities – 0.9%
Black Hills Corp.(a)	154	9,708
NorthWestern Corp.	150	9,461
		19,169
Oil, Gas & Consumable Fuels – 2.1%
CONSOL Energy, Inc.(a)	626	10,072
PBF Energy, Inc., Class A	352	8,370
Western Refining, Inc.	428	8,830
World Fuel Services Corp.(a)	196	9,308
WPX Energy, Inc.*	890	8,286
		44,866
Paper & Forest Products – 0.4%
Domtar Corp.	264	9,243
Personal Products – 0.4%
Edgewell Personal Care Co.*(a)	108	9,116
Pharmaceuticals – 1.7%
Akorn, Inc.*(a)	310	8,830
Catalent, Inc.*(a)	400	9,196
Horizon Pharma plc*(a)	546	8,993
Impax Laboratories, Inc.*(a)	316	9,107
		36,126
Real Estate Investment Trusts (REITs) – 10.5%
Apple Hospitality REIT, Inc.	490	9,217
Blackstone Mortgage Trust, Inc., Class A(a)	350	9,685
Brandywine Realty Trust(a)	592	9,946
Care Capital Properties, Inc.(a)	348	9,121
Chimera Investment Corp.(a)	586	9,200

	Number of Shares	Value
Columbia Property Trust, Inc.(a)	452	$9,673
DuPont Fabros Technology, Inc.(a)	194	9,223
GEO Group, Inc. (The)(a)	268	9,160
Healthcare Realty Trust, Inc.(a)	262	9,167
LaSalle Hotel Properties(a)	366	8,630
Medical Properties Trust, Inc.	634	9,643
MFA Financial, Inc.	1,368	9,945
New Residential Investment Corp.	684	9,467
Outfront Media, Inc.	408	9,861
Pebblebrook Hotel Trust	338	8,873
Piedmont Office Realty Trust, Inc., Class A	426	9,176
Post Properties, Inc.	162	9,890
Rayonier, Inc.	360	9,446
RLJ Lodging Trust	440	9,438
Ryman Hospitality Properties, Inc.	194	9,826
Sunstone Hotel Investors, Inc.	716	8,642
Tanger Factory Outlet Centers, Inc.	228	9,161
Two Harbors Investment Corp.	1,068	9,142
Urban Edge Properties	308	9,197
		224,729
Road & Rail – 0.5%
Landstar System, Inc.(a)	138	9,475
Semiconductors & Semiconductor Equipment – 2.2%
Cavium, Inc.*(a)	236	9,110
Cree, Inc.*(a)	384	9,385
Cypress Semiconductor Corp.(a)	886	9,347
Integrated Device Technology, Inc.*(a)	460	9,260
Synaptics, Inc.*	172	9,245
		46,347
Software – 4.4%
ACI Worldwide, Inc.*(a)	450	8,779
Aspen Technology, Inc.*(a)	246	9,899
Blackbaud, Inc.(a)	138	9,370
Fair Isaac Corp.(a)	84	9,493
FireEye, Inc.*(a)	550	9,059
Mentor Graphics Corp.	462	9,822
Proofpoint, Inc.*	162	10,221
Tableau Software, Inc., Class A*	188	9,197
Take-Two Interactive Software, Inc.*	240	9,101
Verint Systems, Inc.*	280	9,276
		94,217
Specialty Retail – 2.2%
American Eagle Outfitters, Inc.(a)	614	9,781
Cabela’s, Inc.*(a)	180	9,011
CST Brands, Inc.(a)	214	9,219
Murphy USA, Inc.*	136	10,086
Urban Outfitters, Inc.*	326	8,965
		47,062

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.(a)	94	$10,008
Kate Spade & Co.*(a)	424	8,739
Skechers U.S.A., Inc., Class A*	278	8,262
		27,009
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.*	1,524	9,068
Radian Group, Inc.	882	9,190
		18,258
Trading Companies & Distributors – 0.8%
Air Lease Corp.(a)	306	8,195
MSC Industrial Direct Co., Inc., Class A	122	8,608
		16,803
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	312	9,254
Total Common Stocks (Cost $1,910,042)		1,843,504
Total Long Positions (Cost $1,910,042)		1,843,504
Short Positions – (84.6)%
Common Stocks – (84.6)%
Aerospace & Defense – (3.0)%
Boeing Co. (The)	(74)	(9,610)
General Dynamics Corp.	(64)	(8,911)
Honeywell International, Inc.	(80)	(9,306)
Lockheed Martin Corp.	(38)	(9,431)
Northrop Grumman Corp.	(44)	(9,780)
Raytheon Co.	(66)	(8,973)
United Technologies Corp.	(88)	(9,024)
		(65,035)
Air Freight & Logistics – (0.8)%
FedEx Corp.	(56)	(8,500)
United Parcel Service, Inc., Class B	(82)	(8,833)
		(17,333)
Airlines – (0.8)%
Delta Air Lines, Inc.	(246)	(8,962)
Southwest Airlines Co.	(214)	(8,391)
		(17,353)
Auto Components – (0.4)%
Johnson Controls, Inc.	(202)	(8,941)
Automobiles – (0.8)%
Ford Motor Co.	(678)	(8,522)
General Motors Co.	(300)	(8,490)
		(17,012)
Banks – (3.3)%
Bank of America Corp.	(636)	(8,440)
BB&T Corp.	(272)	(9,686)

	Number of Shares	Value
Citigroup, Inc.	(212)	$(8,987)
JPMorgan Chase & Co.	(140)	(8,699)
PNC Financial Services Group, Inc. (The)	(110)	(8,953)
SunTrust Banks, Inc.	(220)	(9,037)
U.S. Bancorp	(216)	(8,711)
Wells Fargo & Co.	(172)	(8,141)
		(70,654)
Beverages – (1.7)%
Coca-Cola Co. (The)	(196)	(8,885)
Constellation Brands, Inc., Class A	(54)	(8,931)
Monster Beverage Corp.*	(56)	(9,000)
PepsiCo, Inc.	(84)	(8,899)
		(35,715)
Biotechnology – (2.1)%
Amgen, Inc.	(58)	(8,825)
Biogen, Inc.*	(36)	(8,705)
Celgene Corp.*	(90)	(8,877)
Gilead Sciences, Inc.	(106)	(8,842)
Regeneron Pharmaceuticals, Inc.*	(26)	(9,080)
		(44,329)
Capital Markets – (2.9)%
Bank of New York Mellon Corp. (The)	(218)	(8,469)
BlackRock, Inc.	(26)	(8,906)
Charles Schwab Corp. (The)	(350)	(8,859)
Franklin Resources, Inc.	(256)	(8,543)
Goldman Sachs Group, Inc. (The)	(56)	(8,320)
Morgan Stanley	(344)	(8,937)
State Street Corp.	(166)	(8,951)
		(60,985)
Chemicals – (3.4)%
Air Products & Chemicals, Inc.	(68)	(9,659)
Dow Chemical Co. (The)	(184)	(9,147)
Ecolab, Inc.	(80)	(9,488)
LyondellBasell Industries NV, Class A	(114)	(8,484)
Monsanto Co.	(82)	(8,479)
PPG Industries, Inc.	(90)	(9,373)
Praxair, Inc.	(84)	(9,441)
Sherwin-Williams Co. (The)	(30)	(8,810)
		(72,881)
Commercial Services & Supplies – (0.4)%
Waste Management, Inc.	(136)	(9,013)
Communications Equipment – (0.4)%
Cisco Systems, Inc.	(312)	(8,951)
Consumer Finance – (1.7)%
American Express Co.	(150)	(9,114)
Capital One Financial Corp.	(136)	(8,637)
Discover Financial Services	(164)	(8,789)
Synchrony Financial*	(356)	(9,000)
		(35,540)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Diversified Financial Services – (2.1)%
Berkshire Hathaway, Inc., Class B*	(62)	$(8,977)
CME Group, Inc.	(96)	(9,351)
Intercontinental Exchange, Inc.	(36)	(9,215)
Moody’s Corp.	(92)	(8,621)
S&P Global, Inc.	(86)	(9,224)
		(45,388)
Diversified Telecommunication Services – (0.9)%
AT&T, Inc.	(206)	(8,901)
Verizon Communications, Inc.	(176)	(9,828)
		(18,729)
Electric Utilities – (3.0)%
American Electric Power Co., Inc.	(128)	(8,972)
Duke Energy Corp.	(114)	(9,780)
Exelon Corp.	(254)	(9,235)
NextEra Energy, Inc.	(68)	(8,867)
PG&E Corp.	(140)	(8,949)
PPL Corp.	(238)	(8,985)
Southern Co. (The)	(180)	(9,653)
		(64,441)
Electrical Equipment – (0.8)%
Eaton Corp. plc	(146)	(8,720)
Emerson Electric Co.	(168)	(8,763)
		(17,483)
Electronic Equipment, Instruments & Components – (1.3)%
Amphenol Corp., Class A	(158)	(9,058)
Corning, Inc.	(436)	(8,929)
TE Connectivity Ltd.	(158)	(9,024)
		(27,011)
Energy Equipment & Services – (0.9)%
Halliburton Co.	(198)	(8,967)
Schlumberger Ltd.	(122)	(9,648)
		(18,615)
Food & Staples Retailing – (2.2)%
Costco Wholesale Corp.	(58)	(9,108)
CVS Health Corp.	(88)	(8,425)
Kroger Co. (The)	(260)	(9,566)
Walgreens Boots Alliance, Inc.	(112)	(9,326)
Wal-Mart Stores, Inc.	(134)	(9,785)
		(46,210)
Food Products – (1.7)%
General Mills, Inc.	(124)	(8,844)
Kellogg Co.	(108)	(8,818)
Kraft Heinz Co. (The)	(102)	(9,025)
Mondelez International, Inc., Class A	(216)	(9,830)
		(36,517)
Health Care Equipment & Supplies – (1.7)%
Abbott Laboratories	(234)	(9,198)

	Number of Shares	Value
Becton, Dickinson and Co.	(52)	$(8,819)
Medtronic plc	(102)	(8,851)
Stryker Corp.	(74)	(8,867)
		(35,735)
Health Care Providers & Services – (2.6)%
Aetna, Inc.	(74)	(9,038)
Anthem, Inc.	(64)	(8,406)
Cardinal Health, Inc.	(108)	(8,425)
Express Scripts Holding Co.*	(128)	(9,702)
McKesson Corp.	(50)	(9,332)
UnitedHealth Group, Inc.	(68)	(9,602)
		(54,505)
Health Care Technology – (0.4)%
Cerner Corp.*	(154)	(9,024)
Hotels, Restaurants & Leisure – (2.0)%
Carnival Corp.	(184)	(8,133)
Las Vegas Sands Corp.	(188)	(8,176)
McDonald’s Corp.	(72)	(8,665)
Starbucks Corp.	(154)	(8,796)
Yum! Brands, Inc.	(112)	(9,287)
		(43,057)
Household Products – (1.3)%
Colgate-Palmolive Co.	(130)	(9,516)
Kimberly-Clark Corp.	(70)	(9,624)
Procter & Gamble Co. (The)	(114)	(9,652)
		(28,792)
Industrial Conglomerates – (1.7)%
3M Co.	(54)	(9,457)
Danaher Corp.	(88)	(8,888)
General Electric Co.	(284)	(8,940)
Roper Technologies, Inc.	(54)	(9,210)
		(36,495)
Insurance – (3.8)%
Aflac, Inc.	(124)	(8,948)
Allstate Corp. (The)	(128)	(8,953)
American International Group, Inc.	(158)	(8,357)
Aon plc	(88)	(9,612)
Chubb Ltd.	(72)	(9,411)
Marsh & McLennan Cos., Inc.	(130)	(8,900)
MetLife, Inc.	(206)	(8,205)
Prudential Financial, Inc.	(126)	(8,989)
Travelers Cos., Inc. (The)	(82)	(9,761)
		(81,136)
Internet & Catalog Retail – (1.3)%
Amazon.com, Inc.*	(12)	(8,588)
Netflix, Inc.*	(96)	(8,782)
Priceline Group, Inc. (The)*	(8)	(9,987)
		(27,357)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Internet Software & Services – (1.7)%
Alphabet, Inc., Class C*	(12)	$(8,305)
eBay, Inc.*	(382)	(8,943)
Facebook, Inc., Class A*	(78)	(8,914)
Yahoo!, Inc.*	(250)	(9,390)
		(35,552)
IT Services – (4.1)%
Accenture plc, Class A	(76)	(8,610)
Automatic Data Processing, Inc.	(98)	(9,003)
Cognizant Technology Solutions Corp., Class A*	(146)	(8,357)
Fidelity National Information Services, Inc.	(124)	(9,136)
Fiserv, Inc.*	(86)	(9,351)
International Business Machines Corp.	(60)	(9,107)
MasterCard, Inc., Class A	(96)	(8,454)
Paychex, Inc.	(150)	(8,925)
PayPal Holdings, Inc.*	(236)	(8,616)
Visa, Inc., Class A	(120)	(8,901)
		(88,460)
Life Sciences Tools & Services – (0.4)%
Thermo Fisher Scientific, Inc.	(60)	(8,866)
Machinery – (2.6)%
Caterpillar, Inc.	(130)	(9,855)
Cummins, Inc.	(84)	(9,445)
Deere & Co.	(118)	(9,563)
Illinois Tool Works, Inc.	(90)	(9,374)
Ingersoll-Rand plc	(142)	(9,043)
PACCAR, Inc.	(156)	(8,092)
		(55,372)
Media – (2.2)%
Charter Communications, Inc.	(42)	(9,603)
Comcast Corp., Class A	(136)	(8,866)
Time Warner, Inc.	(134)	(9,854)
Twenty-First Century Fox, Inc., Class A	(330)	(8,927)
Walt Disney Co. (The)	(94)	(9,195)
		(46,445)
Multiline Retail – (0.4)%
Target Corp.	(132)	(9,216)
Multi-Utilities – (0.9)%
Dominion Resources, Inc.	(122)	(9,507)
Sempra Energy	(86)	(9,806)
		(19,313)
Oil, Gas & Consumable Fuels – (4.2)%
Anadarko Petroleum Corp.	(176)	(9,372)
Chevron Corp.	(90)	(9,435)
ConocoPhillips	(194)	(8,458)
EOG Resources, Inc.	(112)	(9,343)
Exxon Mobil Corp.	(104)	(9,749)

	Number of Shares	Value
Kinder Morgan, Inc.	(478)	$(8,948)
Occidental Petroleum Corp.	(124)	(9,370)
Phillips 66	(104)	(8,251)
Pioneer Natural Resources Co.	(56)	(8,468)
Valero Energy Corp.	(168)	(8,568)
		(89,962)
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(98)	(8,920)
Pharmaceuticals – (2.5)%
AbbVie, Inc.	(146)	(9,039)
Bristol-Myers Squibb Co.	(128)	(9,414)
Eli Lilly & Co.	(114)	(8,978)
Johnson & Johnson	(74)	(8,976)
Merck & Co., Inc.	(154)	(8,872)
Pfizer, Inc.	(254)	(8,943)
		(54,222)
Real Estate Investment Trusts (REITs) – (4.7)%
American Tower Corp.	(86)	(9,770)
AvalonBay Communities, Inc.	(52)	(9,380)
Crown Castle International Corp.	(88)	(8,926)
Equity Residential	(136)	(9,368)
General Growth Properties, Inc.	(298)	(8,886)
Prologis, Inc.	(192)	(9,416)
Public Storage	(36)	(9,201)
Simon Property Group, Inc.	(44)	(9,544)
Ventas, Inc.	(122)	(8,884)
Welltower, Inc.	(118)	(8,988)
Weyerhaeuser Co.	(288)	(8,574)
		(100,937)
Road & Rail – (1.3)%
CSX Corp.	(340)	(8,867)
Norfolk Southern Corp.	(110)	(9,364)
Union Pacific Corp.	(112)	(9,772)
		(28,003)
Semiconductors & Semiconductor Equipment – (2.6)%
Analog Devices, Inc.	(152)	(8,609)
Applied Materials, Inc.	(374)	(8,965)
Broadcom Ltd.	(62)	(9,635)
Intel Corp.	(302)	(9,906)
QUALCOMM, Inc.	(176)	(9,428)
Texas Instruments, Inc.	(142)	(8,896)
		(55,439)
Software – (2.1)%
Adobe Systems, Inc.*	(92)	(8,813)
Intuit, Inc.	(80)	(8,929)
Microsoft Corp.	(172)	(8,801)
Oracle Corp.	(218)	(8,923)
salesforce.com, Inc.*	(110)	(8,735)
		(44,201)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Specialty Retail – (1.7)%
Home Depot, Inc. (The)	(70)	$(8,938)
Lowe’s Cos., Inc.	(112)	(8,867)
O’Reilly Automotive, Inc.*	(32)	(8,675)
TJX Cos., Inc. (The)	(120)	(9,268)
		(35,748)
Technology Hardware, Storage & Peripherals – (1.3)%
Apple, Inc.	(92)	(8,795)
Hewlett Packard Enterprise Co.	(512)	(9,355)
HP, Inc.	(744)	(9,337)
		(27,487)
Textiles, Apparel & Luxury Goods – (0.8)%
NIKE, Inc., Class B	(164)	(9,053)
VF Corp.	(146)	(8,977)
		(18,030)
Tobacco – (1.3)%
Altria Group, Inc.	(130)	(8,965)
Philip Morris International, Inc.	(88)	(8,951)
Reynolds American, Inc.	(178)	(9,600)
		(27,516)

	Number of Shares	Value
Total Common Stocks (Proceeds $(1,828,972))		$(1,807,926)
Total Short Positions (Proceeds $(1,828,972))		(1,807,926)
Total Investments — 1.7% (Cost $81,070)		35,578
Other Assets Less Liabilities — 98.3%		2,100,906
Net assets — 100.0%		$2,136,484
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $865,931.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,898
Aggregate gross unrealized depreciation	(357,990)
Net unrealized depreciation	$(253,092)
Federal income tax cost of investments	$288,670

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
287,290 USD	10/04/2017	Morgan Stanley	0.89%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(3))	$15,758	—		$15,758
(318,632) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	0.22%	(24,699)	$10,000	(4)	(14,699)
					$(8,941)			$1,059
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Long Positions – 89.6%
Common Stocks – 89.6%
Aerospace & Defense – 1.8%
Lockheed Martin Corp.	483	$119,866
Northrop Grumman Corp.	529	117,586
Raytheon Co.	874	118,820
TransDigm Group, Inc.*	460	121,298
		477,570
Air Freight & Logistics – 1.3%
C.H. Robinson Worldwide, Inc.(a)	1,610	119,542
Expeditors International of Washington, Inc.(a)	2,438	119,560
United Parcel Service, Inc., Class B	1,104	118,923
		358,025
Beverages – 1.3%
Constellation Brands, Inc., Class A	713	117,930
Dr. Pepper Snapple Group, Inc.(a)	1,242	120,014
Molson Coors Brewing Co., Class B	1,173	118,626
		356,570
Building Products – 1.4%
Lennox International, Inc.(a)	851	121,353
Owens Corning	2,346	120,866
USG Corp.*	4,462	120,295
		362,514
Chemicals – 2.7%
International Flavors & Fragrances, Inc.(a)	966	121,783
Monsanto Co.	1,150	118,921
NewMarket Corp.	299	123,900
Praxair, Inc.	1,058	118,909
Scotts Miracle-Gro Co. (The), Class A	1,725	120,595
Sherwin-Williams Co. (The)	414	121,579
		725,687
Commercial Services & Supplies – 1.8%
Cintas Corp.(a)	1,219	119,620
Republic Services, Inc.	2,346	120,373
Stericycle, Inc.*	1,150	119,738
Waste Management, Inc.	1,817	120,413
		480,144
Communications Equipment – 0.9%
F5 Networks, Inc.*(a)	1,058	120,443
Motorola Solutions, Inc.	1,817	119,867
		240,310
Containers & Packaging – 1.8%
AptarGroup, Inc.(a)	1,518	120,120
Graphic Packaging Holding Co.(a)	9,545	119,694
Silgan Holdings, Inc.	2,346	120,725
Sonoco Products Co.	2,438	121,071
		481,610

	Number of Shares	Value
Diversified Consumer Services – 0.9%
H&R Block, Inc.(a)	5,244	$120,612
ServiceMaster Global Holdings, Inc.*	2,990	119,002
		239,614
Diversified Financial Services – 0.4%
CBOE Holdings, Inc.(a)	1,794	119,516
Diversified Telecommunication Services – 0.4%
AT&T, Inc.	2,760	119,260
Electric Utilities – 2.2%
Duke Energy Corp.(a)	1,403	120,363
Edison International(a)	1,541	119,690
OGE Energy Corp.	3,680	120,520
Southern Co. (The)	2,254	120,882
Xcel Energy, Inc.	2,691	120,503
		601,958
Electronic Equipment, Instruments & Components – 2.3%
Corning, Inc.(a)	5,819	119,173
FLIR Systems, Inc.(a)	3,864	119,591
Keysight Technologies, Inc.*(a)	4,117	119,763
Littelfuse, Inc.(a)	1,035	122,327
Tech Data Corp.*	1,702	122,289
		603,143
Energy Equipment & Services – 0.9%
Core Laboratories NV(a)	966	119,678
Schlumberger Ltd.	1,518	120,043
		239,721
Food & Staples Retailing – 1.3%
Casey’s General Stores, Inc.(a)	920	120,989
Sysco Corp.	2,369	120,203
Whole Foods Market, Inc.	3,726	119,307
		360,499
Food Products – 4.0%
B&G Foods, Inc.(a)	2,530	121,946
Campbell Soup Co.(a)	1,794	119,355
General Mills, Inc.(a)	1,679	119,746
Hershey Co. (The)(a)	1,058	120,072
Hormel Foods Corp.(a)	3,266	119,536
Kellogg Co.(a)	1,449	118,311
Lancaster Colony Corp.(a)	943	120,336
Pinnacle Foods, Inc.	2,599	120,308
Tyson Foods, Inc., Class A	1,794	119,821
		1,079,431
Gas Utilities – 0.4%
Southwest Gas Corp.	1,518	119,482
Health Care Equipment & Supplies – 2.7%
C.R. Bard, Inc.(a)	506	118,991
Cooper Cos., Inc. (The)(a)	690	118,383

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Hologic, Inc.*(a)	3,473	$120,166
Intuitive Surgical, Inc.*(a)	184	121,699
ResMed, Inc.	1,909	120,706
Zimmer Biomet Holdings, Inc.	989	119,056
		719,001
Health Care Providers & Services – 3.2%
Aetna, Inc.(a)	989	120,786
AmerisourceBergen Corp.(a)	1,518	120,408
Amsurg Corp.*(a)	1,564	121,272
Anthem, Inc.(a)	920	120,833
LifePoint Health, Inc.*	1,840	120,281
MEDNAX, Inc.*	1,656	119,944
Universal Health Services, Inc., Class B	897	120,288
		843,812
Health Care Technology – 0.9%
athenahealth, Inc.*(a)	874	120,621
Cerner Corp.*(a)	2,047	119,954
		240,575
Hotels, Restaurants & Leisure – 4.0%
Aramark(a)	3,588	119,911
Brinker International, Inc.(a)	2,622	119,380
Cheesecake Factory, Inc. (The)(a)	2,484	119,580
Chipotle Mexican Grill, Inc.*(a)	299	120,425
Cracker Barrel Old Country Store, Inc.	690	118,314
Darden Restaurants, Inc.(a)	1,863	118,002
Dunkin’ Brands Group, Inc.(a)	2,737	119,388
Panera Bread Co., Class A*	575	121,866
Vail Resorts, Inc.	874	120,813
		1,077,679
Household Durables – 0.5%
NVR, Inc.*	69	122,843
Household Products – 1.4%
Church & Dwight Co., Inc.(a)	1,173	120,690
Clorox Co. (The)(a)	874	120,953
Kimberly-Clark Corp.(a)	874	120,157
		361,800
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.(a)	1,150	121,532
Insurance – 4.5%
Aon plc(a)	1,104	120,590
Arch Capital Group Ltd.*(a)	1,679	120,888
Axis Capital Holdings Ltd.(a)	2,185	120,175
Everest Re Group Ltd.	667	121,841
FNF Group(a)	3,197	119,888
ProAssurance Corp.	2,254	120,702
RenaissanceRe Holdings Ltd.	1,012	118,849
RLI Corp.	1,748	120,227

	Number of Shares	Value
Validus Holdings Ltd.	2,461	$119,580
White Mountains Insurance Group Ltd.	138	116,196
		1,198,936
Internet Software & Services – 0.5%
Pandora Media, Inc.*	9,775	121,699
IT Services – 4.5%
Amdocs Ltd.(a)	2,070	119,480
Booz Allen Hamilton Holding Corp.(a)	4,071	120,665
CACI International, Inc., Class A*(a)	1,334	120,607
CoreLogic, Inc.*(a)	3,105	119,480
Fidelity National Information Services, Inc.(a)	1,633	120,319
Gartner, Inc.*(a)	1,242	120,983
Genpact Ltd.*(a)	4,462	119,760
International Business Machines Corp.	782	118,692
Jack Henry & Associates, Inc.(a)	1,380	120,433
Vantiv, Inc., Class A*	2,116	119,766
		1,200,185
Leisure Products – 0.4%
Hasbro, Inc.(a)	1,426	119,770
Life Sciences Tools & Services – 0.5%
Quintiles Transnational Holdings, Inc.*	1,840	120,189
Machinery – 0.4%
Toro Co. (The)	1,357	119,687
Media – 1.8%
Cable One, Inc.	230	117,624
Charter Communications, Inc.	529	120,951
Liberty Broadband Corp.*(a)	2,001	120,060
Time Warner, Inc.	1,633	120,091
		478,726
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	1,610	119,446
Newmont Mining Corp.	3,082	120,568
Royal Gold, Inc.	1,679	120,921
		360,935
Multiline Retail – 0.9%
Dollar General Corp.(a)	1,288	121,072
Target Corp.	1,702	118,834
		239,906
Multi-Utilities – 1.8%
Black Hills Corp.(a)	1,909	120,343
CMS Energy Corp.(a)	2,622	120,245
Consolidated Edison, Inc.(a)	1,495	120,258
WEC Energy Group, Inc.	1,840	120,152
		480,998

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Oil, Gas & Consumable Fuels – 4.0%
Antero Resources Corp.*(a)	4,577	$118,910
Diamondback Energy, Inc.(a)	1,311	119,576
EQT Corp.(a)	1,541	119,320
Exxon Mobil Corp.	1,265	118,581
Occidental Petroleum Corp.	1,587	119,914
Pioneer Natural Resources Co.	782	118,246
Spectra Energy Corp.	3,266	119,634
Tesoro Corp.	1,610	120,621
World Fuel Services Corp.(a)	2,530	120,150
		1,074,952
Pharmaceuticals – 2.7%
Allergan plc*(a)	529	122,247
Eli Lilly & Co.(a)	1,518	119,542
Endo International plc*(a)	7,613	118,687
Mylan NV*	2,760	119,342
Perrigo Co. plc	1,311	118,868
Pfizer, Inc.	3,404	119,855
		718,541
Professional Services – 0.4%
Verisk Analytics, Inc.*	1,472	119,350
Real Estate Investment Trusts (REITs) – 16.1%
American Campus Communities, Inc.(a)	2,277	120,385
American Capital Agency Corp.(a)	6,049	119,891
American Homes 4 Rent, Class A(a)	5,865	120,115
Annaly Capital Management, Inc.	10,879	120,430
AvalonBay Communities, Inc.(a)	667	120,320
Brixmor Property Group, Inc.(a)	4,508	119,282
Chimera Investment Corp.(a)	7,659	120,246
Crown Castle International Corp.(a)	1,173	118,977
CubeSmart(a)	3,887	120,031
Digital Realty Trust, Inc.(a)	1,104	120,325
Equinix, Inc.(a)	299	115,931
Equity LifeStyle Properties, Inc.(a)	1,495	119,675
Equity Residential(a)	1,748	120,402
Essex Property Trust, Inc.(a)	529	120,660
Extra Space Storage, Inc.(a)	1,288	119,191
Federal Realty Investment Trust(a)	736	121,845
Gaming and Leisure Properties, Inc.(a)	3,496	120,542
Healthcare Realty Trust, Inc.(a)	3,427	119,911
Healthcare Trust of America, Inc., Class A(a)	3,703	119,755
MFA Financial, Inc.	16,491	119,890
Mid-America Apartment Communities, Inc.	1,127	119,913
National Retail Properties, Inc.	2,323	120,146
Omega Healthcare Investors, Inc.	3,519	119,470
Post Properties, Inc.	1,955	119,353
Public Storage	460	117,571

	Number of Shares	Value
Realty Income Corp.	1,725	$119,646
Retail Properties of America, Inc., Class A	7,130	120,497
Senior Housing Properties Trust	5,750	119,772
Simon Property Group, Inc.	552	119,729
Sovran Self Storage, Inc.	1,150	120,658
Starwood Property Trust, Inc.	5,796	120,093
Tanger Factory Outlet Centers, Inc.	2,990	120,138
Taubman Centers, Inc.	1,610	119,462
Two Harbors Investment Corp.	13,984	119,703
UDR, Inc.	3,266	120,581
Welltower, Inc.(a)	1,564	119,130
		4,313,666
Road & Rail – 0.9%
Landstar System, Inc.	1,748	120,018
Union Pacific Corp.	1,380	120,405
		240,423
Semiconductors & Semiconductor Equipment – 0.5%
Marvell Technology Group Ltd.	12,581	119,897
Software – 4.0%
ANSYS, Inc.*(a)	1,334	121,060
Aspen Technology, Inc.*(a)	2,990	120,318
Cadence Design Systems, Inc.*(a)	4,945	120,164
Fortinet, Inc.*	3,795	119,884
Mentor Graphics Corp.	5,681	120,778
Symantec Corp.	5,819	119,522
Synopsys, Inc.*	2,231	120,652
Tyler Technologies, Inc.*	713	118,864
VMware, Inc., Class A*	2,116	121,078
		1,082,320
Specialty Retail – 2.3%
AutoZone, Inc.*(a)	161	127,810
Dick’s Sporting Goods, Inc.(a)	2,668	120,220
L Brands, Inc.(a)	1,771	118,887
Sally Beauty Holdings, Inc.*	4,071	119,728
Williams-Sonoma, Inc.	2,323	121,098
		607,743
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.(a)	1,127	119,992
Tobacco – 0.9%
Altria Group, Inc.	1,725	118,956
Reynolds American, Inc.	2,208	119,077
		238,033
Trading Companies & Distributors – 1.3%
MSC Industrial Direct Co., Inc., Class A	1,702	120,093
W.W. Grainger, Inc.(a)	529	120,216
Watsco, Inc.	851	119,727
		360,036

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*	2,760	$119,425
Total Common Stocks (Cost $22,031,867)		24,007,705
Total Long Positions (Cost $22,031,867)		24,007,705
Short Positions – (92.6)%
Common Stocks – (92.1)%
Aerospace & Defense – (0.5)%
Esterline Technologies Corp.*	(2,001)	(124,142)
Airlines – (1.4)%
American Airlines Group, Inc.	(4,393)	(124,366)
Spirit Airlines, Inc.*	(2,783)	(124,873)
United Continental Holdings, Inc.*	(3,036)	(124,598)
		(373,837)
Auto Components – (3.7)%
Autoliv, Inc.	(1,150)	(123,567)
BorgWarner, Inc.	(4,209)	(124,250)
Dana Holding Corp.	(11,776)	(124,355)
Delphi Automotive plc	(1,978)	(123,823)
Goodyear Tire & Rubber Co. (The)	(4,853)	(124,528)
Johnson Controls, Inc.	(2,783)	(123,176)
Lear Corp.	(1,219)	(124,045)
Tenneco, Inc.*	(2,668)	(124,355)
		(992,099)
Automobiles – (0.9)%
Ford Motor Co.	(9,890)	(124,317)
General Motors Co.	(4,393)	(124,322)
		(248,639)
Banks – (5.1)%
Bank of America Corp.	(9,292)	(123,305)
Bank of the Ozarks, Inc.	(3,312)	(124,266)
BOK Financial Corp.	(1,978)	(124,020)
Citigroup, Inc.	(2,898)	(122,846)
Cullen/Frost Bankers, Inc.	(1,955)	(124,592)
East West Bancorp, Inc.	(3,634)	(124,210)
PacWest Bancorp	(3,128)	(124,432)
PrivateBancorp, Inc.	(2,806)	(123,548)
Prosperity Bancshares, Inc.	(2,438)	(124,314)
Signature Bank*	(989)	(123,546)
SVB Financial Group*	(1,311)	(124,755)
		(1,363,834)
Biotechnology – (6.0)%
ACADIA Pharmaceuticals, Inc.*	(3,795)	(123,186)
Alexion Pharmaceuticals, Inc.*	(1,058)	(123,532)
Alnylam Pharmaceuticals, Inc.*	(2,231)	(123,798)
Amgen, Inc.	(805)	(122,481)
Celgene Corp.*	(1,242)	(122,499)

	Number of Shares	Value
Juno Therapeutics, Inc.*	(3,220)	$(123,777)
Kite Pharma, Inc.*	(2,461)	(123,050)
Medivation, Inc.*	(2,047)	(123,434)
Neurocrine Biosciences, Inc.*	(2,714)	(123,351)
Regeneron Pharmaceuticals, Inc.*	(345)	(120,484)
Seattle Genetics, Inc.*	(3,059)	(123,614)
Ultragenyx Pharmaceutical, Inc.*	(2,530)	(123,742)
Vertex Pharmaceuticals, Inc.*	(1,426)	(122,665)
		(1,599,613)
Capital Markets – (7.9)%
Affiliated Managers Group, Inc.*	(874)	(123,033)
Ameriprise Financial, Inc.	(1,380)	(123,993)
BlackRock, Inc.	(368)	(126,051)
Charles Schwab Corp. (The)	(4,853)	(122,829)
E*TRADE Financial Corp.*	(5,267)	(123,722)
Eaton Vance Corp.	(3,542)	(125,174)
Franklin Resources, Inc.	(3,726)	(124,337)
Goldman Sachs Group, Inc. (The)	(828)	(123,024)
Invesco Ltd.	(4,853)	(123,946)
Janus Capital Group, Inc.	(8,947)	(124,542)
Legg Mason, Inc.	(4,209)	(124,123)
Morgan Stanley	(4,761)	(123,691)
NorthStar Asset Management Group, Inc.	(12,213)	(124,695)
State Street Corp.	(2,300)	(124,016)
Stifel Financial Corp.*	(3,956)	(124,416)
T. Rowe Price Group, Inc.	(1,702)	(124,195)
TD Ameritrade Holding Corp.	(4,347)	(123,781)
		(2,109,568)
Chemicals – (2.3)%
Albemarle Corp.	(1,541)	(122,217)
Huntsman Corp.	(9,223)	(124,049)
LyondellBasell Industries NV, Class A	(1,656)	(123,240)
Platform Specialty Products Corp.*	(14,007)	(124,382)
Westlake Chemical Corp.	(2,898)	(124,382)
		(618,270)
Commercial Services & Supplies – (0.5)%
R.R. Donnelley & Sons Co.	(7,360)	(124,531)
Communications Equipment – (0.5)%
CommScope Holding Co., Inc.*	(4,025)	(124,896)
Construction & Engineering – (2.3)%
AECOM*	(3,933)	(124,951)
Chicago Bridge & Iron Co. NV	(3,588)	(124,253)
Fluor Corp.	(2,530)	(124,678)
Jacobs Engineering Group, Inc.*	(2,484)	(123,728)
KBR, Inc.	(9,407)	(124,549)
		(622,159)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Consumer Finance – (1.4)%
Capital One Financial Corp.	(1,955)	$(124,162)
Navient Corp.	(10,488)	(125,332)
SLM Corp.*	(20,240)	(125,083)
		(374,577)
Containers & Packaging – (0.9)%
Owens-Illinois, Inc.*	(6,946)	(125,098)
WestRock Co.	(3,197)	(124,267)
		(249,365)
Distributors – (0.5)%
Genuine Parts Co.	(1,219)	(123,424)
Diversified Consumer Services – (0.5)%
Graham Holdings Co., Class B	(253)	(123,854)
Diversified Financial Services – (0.9)%
Moody’s Corp.	(1,334)	(125,009)
Voya Financial, Inc.	(4,991)	(123,577)
		(248,586)
Diversified Telecommunication Services – (0.5)%
Frontier Communications Corp.	(25,070)	(123,846)
Electrical Equipment – (0.5)%
Sensata Technologies Holding NV*	(3,542)	(123,580)
Electronic Equipment, Instruments & Components – (3.2)%
Arrow Electronics, Inc.*	(2,001)	(123,862)
Belden, Inc.	(2,070)	(124,966)
Cognex Corp.	(2,898)	(124,904)
IPG Photonics Corp.*	(1,541)	(123,280)
Trimble Navigation Ltd.*	(5,083)	(123,822)
VeriFone Systems, Inc.*	(6,693)	(124,088)
Zebra Technologies Corp., Class A*	(2,461)	(123,296)
		(868,218)
Energy Equipment & Services – (1.9)%
Diamond Offshore Drilling, Inc.	(5,129)	(124,788)
Nabors Industries Ltd.	(12,397)	(124,590)
Transocean Ltd.	(10,580)	(125,796)
Weatherford International plc*	(22,356)	(124,076)
		(499,250)
Food Products – (0.5)%
Darling Ingredients, Inc.*	(8,326)	(124,057)
Gas Utilities – (0.9)%
National Fuel Gas Co.	(2,185)	(124,283)
UGI Corp.	(2,760)	(124,890)
		(249,173)
Health Care Equipment & Supplies – (0.9)%
Align Technology, Inc.*	(1,541)	(124,128)
DENTSPLY SIRONA, Inc.	(2,001)	(124,142)
		(248,270)

	Number of Shares	Value
Health Care Providers & Services – (0.9)%
Brookdale Senior Living, Inc.*	(8,073)	$(124,647)
Tenet Healthcare Corp.*	(4,508)	(124,601)
		(249,248)
Hotels, Restaurants & Leisure – (1.8)%
Las Vegas Sands Corp.	(2,829)	(123,033)
MGM Resorts International*	(5,451)	(123,356)
Norwegian Cruise Line Holdings Ltd.*	(3,128)	(124,620)
Wynn Resorts Ltd.	(1,357)	(122,998)
		(494,007)
Household Durables – (0.9)%
Harman International Industries, Inc.	(1,725)	(123,890)
Tempur Sealy International, Inc.*	(2,254)	(124,691)
		(248,581)
Independent Power and Renewable Electricity Producers – (1.4)%
AES Corp.	(9,982)	(124,575)
Calpine Corp.*	(8,395)	(123,826)
NRG Energy, Inc.	(8,326)	(124,807)
		(373,208)
Insurance – (3.7)%
AmTrust Financial Services, Inc.	(5,083)	(124,533)
CNO Financial Group, Inc.	(7,107)	(124,088)
Lincoln National Corp.	(3,197)	(123,948)
MetLife, Inc.	(3,105)	(123,672)
Primerica, Inc.	(2,162)	(123,753)
Principal Financial Group, Inc.	(3,013)	(123,864)
Prudential Financial, Inc.	(1,725)	(123,062)
Unum Group	(3,910)	(124,299)
		(991,219)
Internet & Catalog Retail – (2.8)%
Amazon.com, Inc.*	(184)	(131,674)
Expedia, Inc.	(1,173)	(124,690)
Groupon, Inc.*	(38,295)	(124,459)
Netflix, Inc.*	(1,357)	(124,138)
Priceline Group, Inc. (The)*	(92)	(114,854)
TripAdvisor, Inc.*	(1,909)	(122,749)
		(742,564)
Internet Software & Services – (0.9)%
Alphabet, Inc., Class C*	(184)	(127,346)
Twitter, Inc.*	(7,337)	(124,069)
		(251,415)
IT Services – (1.9)%
EPAM Systems, Inc.*	(1,978)	(127,205)
MAXIMUS, Inc.	(2,277)	(126,078)
WEX, Inc.*	(1,403)	(124,404)
Xerox Corp.	(13,156)	(124,850)
		(502,537)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Leisure Products – (0.5)%
Brunswick Corp.	(2,737)	$(124,041)
Machinery – (4.6)%
Colfax Corp.*	(4,646)	(122,933)
ITT, Inc.	(3,933)	(125,777)
Middleby Corp. (The)*	(1,081)	(124,585)
Nordson Corp.	(1,495)	(124,997)
Oshkosh Corp.	(2,599)	(123,998)
Terex Corp.	(6,141)	(124,724)
Timken Co. (The)	(4,025)	(123,407)
Trinity Industries, Inc.	(6,647)	(123,435)
WABCO Holdings, Inc.*	(1,357)	(124,260)
Woodward, Inc.	(2,162)	(124,618)
		(1,242,734)
Media – (1.8)%
News Corp., Class A	(10,902)	(123,738)
TEGNA, Inc.	(5,359)	(124,168)
Tribune Media Co., Class A	(3,151)	(123,456)
Viacom, Inc., Class B	(2,990)	(123,995)
		(495,357)
Metals & Mining – (0.9)%
Alcoa, Inc.	(13,432)	(124,515)
Freeport-McMoRan, Inc.	(11,224)	(125,035)
		(249,550)
Multi-Utilities – (1.8)%
CenterPoint Energy, Inc.	(5,175)	(124,200)
NiSource, Inc.	(4,692)	(124,432)
Sempra Energy	(1,081)	(123,256)
Vectren Corp.	(2,369)	(124,775)
		(496,663)
Oil, Gas & Consumable Fuels – (3.7)%
Anadarko Petroleum Corp.	(2,300)	(122,475)
Chesapeake Energy Corp.*	(29,026)	(124,231)
CONSOL Energy, Inc.	(7,705)	(123,973)
Devon Energy Corp.	(3,381)	(122,561)
Marathon Oil Corp.	(8,257)	(123,938)
Murphy Oil Corp.	(3,864)	(122,682)
Targa Resources Corp.	(2,921)	(123,091)
Whiting Petroleum Corp.*	(13,225)	(122,464)
		(985,415)
Personal Products – (0.5)%
Edgewell Personal Care Co.*	(1,472)	(124,252)
Pharmaceuticals – (0.9)%
Jazz Pharmaceuticals plc*	(874)	(123,505)
Mallinckrodt plc*	(2,047)	(124,417)
		(247,922)

	Number of Shares	Value
Professional Services – (0.4)%
Dun & Bradstreet Corp. (The)	(1,012)	$(123,302)
Real Estate Investment Trusts (REITs) – (1.4)%
Communications Sales & Leasing, Inc.	(4,301)	(124,299)
GEO Group, Inc. (The)	(3,657)	(124,996)
NorthStar Realty Finance Corp.	(10,971)	(125,399)
		(374,694)
Real Estate Management & Development – (0.9)%
CBRE Group, Inc., Class A*	(4,692)	(124,244)
Jones Lang LaSalle, Inc.	(1,265)	(123,274)
		(247,518)
Road & Rail – (1.8)%
Avis Budget Group, Inc.*	(3,841)	(123,796)
Genesee & Wyoming, Inc., Class A*	(2,093)	(123,382)
Hertz Global Holdings, Inc.*	(11,201)	(123,995)
Ryder System, Inc.	(2,024)	(123,747)
		(494,920)
Semiconductors & Semiconductor Equipment – (5.6)%
Advanced Micro Devices, Inc.*	(24,219)	(124,486)
Broadcom Ltd.	(805)	(125,097)
Cavium, Inc.*	(3,197)	(123,404)
Cypress Semiconductor Corp.	(11,776)	(124,237)
Integrated Device Technology, Inc.*	(6,233)	(125,470)
Microchip Technology, Inc.	(2,438)	(123,753)
Micron Technology, Inc.*	(9,016)	(124,060)
NVIDIA Corp.	(2,622)	(123,260)
ON Semiconductor Corp.*	(14,122)	(124,556)
Qorvo, Inc.*	(2,254)	(124,556)
Skyworks Solutions, Inc.	(1,978)	(125,168)
Synaptics, Inc.*	(2,323)	(124,861)
		(1,492,908)
Software – (2.3)%
FireEye, Inc.*	(7,774)	(128,038)
Manhattan Associates, Inc.*	(1,932)	(123,899)
Splunk, Inc.*	(2,300)	(124,614)
Tableau Software, Inc., Class A*	(2,530)	(123,767)
Workday, Inc., Class A*	(1,679)	(125,371)
		(625,689)
Specialty Retail – (2.8)%
American Eagle Outfitters, Inc.	(7,774)	(123,840)
AutoNation, Inc.*	(2,622)	(123,182)
GameStop Corp., Class A	(4,623)	(122,879)
Gap, Inc. (The)	(5,842)	(123,967)
Lithia Motors, Inc., Class A	(1,748)	(124,231)
Tractor Supply Co.	(1,357)	(123,731)
		(741,830)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (0.5)%
NCR Corp.*	(4,462)	$(123,910)
Textiles, Apparel & Luxury Goods – (0.9)%
Kate Spade & Co.*	(5,980)	(123,248)
Ralph Lauren Corp.	(1,380)	(123,675)
		(246,923)
Trading Companies & Distributors – (2.3)%
AerCap Holdings NV*	(3,657)	(122,839)
Air Lease Corp.	(4,600)	(123,188)
HD Supply Holdings, Inc.*	(3,565)	(124,133)
United Rentals, Inc.*	(1,840)	(123,464)
WESCO International, Inc.*	(2,392)	(123,164)
		(616,788)
Wireless Telecommunication Services – (0.5)%
Telephone & Data Systems, Inc.	(4,232)	(125,521)
Total Common Stocks (Proceeds $(25,748,827))		(24,690,504)

	Number of Shares	Value
Master Limited Partnership – (0.5)%
Capital Markets – (0.5)%
Lazard Ltd. Class A, (Proceeds $(157,990))	(4,163)	$(123,974)
Total Short Positions (Proceeds $(25,906,817))		(24,814,478)
Total Investments — (3.0)% (Cost $(3,874,950))		(806,773)
Other Assets Less Liabilities — 103.0%		27,599,433
Net assets — 100.0%		$26,792,660
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $11,208,625.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,067,260
Aggregate gross unrealized depreciation	(1,595,534)
Net unrealized appreciation	$1,471,726
Federal income tax cost of investments	$(2,278,499)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation(1)	Cash Collateral (Received) Pledged	Net Amount(2)
2,474,827 USD	10/04/2017	Morgan Stanley	0.88%	Dow Jones U.S. Thematic MarketNeutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$436,862	—	$436,862
(2,157,076) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	0.22%	11,190	—	11,190
					$448,052		$448,052
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Long Positions – 98.6%
Common Stocks – 83.8%
Automobiles – 2.0%
Ford Motor Co.	2,991	$37,597
General Motors Co.	1,326	37,526
		75,123
Banks – 2.8%
PacWest Bancorp	888	35,324
People’s United Financial, Inc.	2,556	37,471
Umpqua Holdings Corp.	2,274	35,179
		107,974
Capital Markets – 1.0%
Invesco Ltd.	1,467	37,467
Chemicals – 2.0%
CF Industries Holdings, Inc.	1,548	37,307
Mosaic Co. (The)	1,467	38,406
		75,713
Commercial Services & Supplies – 1.9%
Pitney Bowes, Inc.	1,983	35,298
R.R. Donnelley & Sons Co.	2,121	35,887
		71,185
Consumer Finance – 1.0%
Navient Corp.	3,171	37,893
Containers & Packaging – 1.9%
International Paper Co.	873	36,998
WestRock Co.	924	35,916
		72,914
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	864	37,333
CenturyLink, Inc.(a)	1,368	39,686
Verizon Communications, Inc.	669	37,357
		114,376
Electric Utilities – 8.9%
ALLETE, Inc.(a)	582	37,615
Duke Energy Corp.(a)	438	37,576
Entergy Corp.(a)	480	39,048
Exelon Corp.(a)	1,083	39,378
Great Plains Energy, Inc.	1,236	37,574
Hawaiian Electric Industries, Inc.	1,125	36,889
OGE Energy Corp.	1,146	37,531
PPL Corp.	992	37,448
Southern Co. (The)	702	37,648
		340,707
Electrical Equipment – 1.9%
Eaton Corp. plc(a)	609	36,376
Emerson Electric Co.(a)	714	37,242
		73,618

	Number of Shares	Value
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.	558	$37,459
Gas Utilities – 1.0%
Questar Corp., Class R	1,476	37,446
Hotels, Restaurants & Leisure – 1.9%
Las Vegas Sands Corp.	816	35,488
Six Flags Entertainment Corp.	618	35,813
		71,301
Household Durables – 2.0%
Garmin Ltd.	885	37,542
Tupperware Brands Corp.	669	37,651
		75,193
Independent Power and Renewable Electricity Producers – 1.0%
AES Corp.(a)	3,021	37,702
Insurance – 3.9%
MetLife, Inc.	939	37,400
Old Republic International Corp.	1,938	37,384
Principal Financial Group, Inc.	912	37,492
Prudential Financial, Inc.	525	37,454
		149,730
IT Services – 0.9%
International Business Machines Corp.	237	35,972
Leisure Products – 1.0%
Mattel, Inc.	1,185	37,079
Machinery – 2.0%
Caterpillar, Inc.(a)	510	38,663
Cummins, Inc.(a)	327	36,768
		75,431
Media – 2.0%
Regal Entertainment Group, Class A	1,695	37,358
Viacom, Inc., Class B	906	37,572
		74,930
Multiline Retail – 3.0%
Kohl’s Corp.	1,029	39,020
Macy’s, Inc.	1,113	37,408
Nordstrom, Inc.	984	37,441
		113,869
Multi-Utilities – 4.0%
CenterPoint Energy, Inc.(a)	1,644	39,456
Consolidated Edison, Inc.(a)	480	38,611
Dominion Resources, Inc.(a)	483	37,640
Public Service Enterprise Group, Inc.	807	37,615
		153,322
Oil, Gas & Consumable Fuels – 7.9%
Chevron Corp.(a)	375	39,311
Marathon Petroleum Corp.	996	37,808

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Murphy Oil Corp.	1,173	$37,243
Occidental Petroleum Corp.	501	37,856
ONEOK, Inc.	789	37,438
Spectra Energy Corp.	1,023	37,472
Targa Resources Corp.	852	35,903
Valero Energy Corp.	738	37,638
		300,669
Pharmaceuticals – 1.0%
AbbVie, Inc.(a)	618	38,260
Real Estate Investment Trusts (REITs) – 15.0%
Chimera Investment Corp.(a)	2,472	38,811
Corrections Corp. of America(a)	1,095	38,347
EPR Properties	468	37,758
Gaming and Leisure Properties, Inc.	1,161	40,031
HCP, Inc.	1,092	38,635
Hospitality Properties Trust	1,308	37,670
Host Hotels & Resorts, Inc.	2,328	37,737
Lamar Advertising Co., Class A	567	37,592
Liberty Property Trust	990	39,323
Omega Healthcare Investors, Inc.	1,155	39,212
Senior Housing Properties Trust	1,794	37,369
Spirit Realty Capital, Inc.	2,952	37,697
Starwood Property Trust, Inc.	1,800	37,296
Welltower, Inc.	492	37,476
WP Carey, Inc.	540	37,487
		572,441
Semiconductors & Semiconductor Equipment – 0.9%
QUALCOMM, Inc.	672	35,999
Specialty Retail – 2.9%
Best Buy Co., Inc.	1,218	37,271
Gap, Inc. (The)	1,767	37,496
Staples, Inc.	4,188	36,100
		110,867
Technology Hardware, Storage & Peripherals – 2.0%
Seagate Technology plc	1,545	37,636
Western Digital Corp.	795	37,572
		75,208
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc.	924	37,644
Tobacco – 2.0%
Altria Group, Inc.	572	39,445
Philip Morris International, Inc.	381	38,755
		78,200
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	525	38,876
Total Common Stocks (Cost $3,027,771)		3,194,568

	Number of Shares	Value
Master Limited Partnerships – 14.8%
Gas Utilities – 1.0%
AmeriGas Partners LP	840	$39,228
Industrial Conglomerates – 0.9%
Icahn Enterprises LP	672	36,288
Oil, Gas & Consumable Fuels – 12.9%
Buckeye Partners LP	534	37,556
DCP Midstream Partners LP(a)	1,062	36,628
Enbridge Energy Partners LP(a)	1,719	39,881
Energy Transfer Equity LP(a)	2,565	36,859
Energy Transfer Partners LP(a)	963	36,661
EnLink Midstream Partners LP(a)	2,304	38,316
Genesis Energy LP	975	37,411
NuStar Energy LP	741	36,902
ONEOK Partners LP	963	38,578
Plains All American Pipeline LP	1,359	37,359
Sunoco Logistics Partners LP	1,296	37,260
Western Gas Partners LP	762	38,405
Williams Partners LP	1,074	37,203
		489,019
Total Master Limited Partnerships (Cost $506,985)		564,535
Total Long Positions (Cost $3,534,756)		3,759,103
Short Positions – (49.5)%
Common Stocks – (49.2)%
Aerospace & Defense – (0.5)%
Spirit AeroSystems Holdings, Inc., Class A*	(216)	(9,288)
TransDigm Group, Inc.*	(36)	(9,493)
		(18,781)
Airlines – (0.5)%
JetBlue Airways Corp.*	(564)	(9,340)
United Continental Holdings, Inc.*	(228)	(9,357)
		(18,697)
Automobiles – (0.3)%
Tesla Motors, Inc.*	(45)	(9,553)
Banks – (2.7)%
Bank of America Corp.	(702)	(9,316)
Citigroup, Inc.	(219)	(9,283)
First Citizens BancShares, Inc., Class A	(36)	(9,321)
First Republic Bank	(129)	(9,029)
Home BancShares, Inc.	(474)	(9,380)
PrivateBancorp, Inc.	(207)	(9,114)
Signature Bank*	(75)	(9,369)
SVB Financial Group*	(99)	(9,421)
Synovus Financial Corp.	(324)	(9,393)
Western Alliance Bancorp*	(288)	(9,403)
Zions Bancorporation	(369)	(9,273)
		(102,302)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Beverages – (0.2)%
Monster Beverage Corp.*	(57)	$(9,160)
Capital Markets – (1.2)%
Affiliated Managers Group, Inc.*	(66)	(9,291)
American Capital Ltd.*	(582)	(9,213)
Charles Schwab Corp. (The)	(366)	(9,263)
E*TRADE Financial Corp.*	(399)	(9,373)
Raymond James Financial, Inc.	(189)	(9,318)
		(46,458)
Chemicals – (0.5)%
Axalta Coating Systems Ltd.*	(354)	(9,392)
W.R. Grace & Co.	(126)	(9,224)
		(18,616)
Commercial Services & Supplies – (0.5)%
Copart, Inc.*	(192)	(9,410)
Stericycle, Inc.*	(96)	(9,995)
		(19,405)
Construction & Engineering – (0.2)%
Jacobs Engineering Group, Inc.*	(183)	(9,115)
Construction Materials – (0.5)%
Eagle Materials, Inc.	(117)	(9,027)
Vulcan Materials Co.	(78)	(9,388)
		(18,415)
Consumer Finance – (1.0)%
Ally Financial, Inc.*	(558)	(9,525)
OneMain Holdings, Inc.*	(414)	(9,448)
SLM Corp.*	(1,530)	(9,455)
Synchrony Financial*	(372)	(9,404)
		(37,832)
Containers & Packaging – (0.7)%
Berry Plastics Group, Inc.*	(249)	(9,674)
Crown Holdings, Inc.*	(183)	(9,273)
Owens-Illinois, Inc.*	(525)	(9,455)
		(28,402)
Distributors – (0.3)%
LKQ Corp.*	(297)	(9,415)
Diversified Consumer Services – (0.2)%
ServiceMaster Global Holdings, Inc.*	(234)	(9,313)
Diversified Financial Services – (2.4)%
Berkshire Hathaway, Inc., Class B*	(63)	(9,122)
CBOE Holdings, Inc.	(147)	(9,793)
FactSet Research Systems, Inc.	(57)	(9,201)
Intercontinental Exchange, Inc.	(36)	(9,214)
MarketAxess Holdings, Inc.	(66)	(9,596)
Moody’s Corp.	(93)	(8,715)
Morningstar, Inc.	(111)	(9,078)
MSCI, Inc.	(123)	(9,486)

	Number of Shares	Value
S&P Global, Inc.	(84)	$(9,010)
Voya Financial, Inc.	(378)	(9,359)
		(92,574)
Diversified Telecommunication Services – (1.2)%
Frontier Communications Corp.	(2,274)	(11,233)
Level 3 Communications, Inc.*	(219)	(11,276)
SBA Communications Corp., Class A*	(105)	(11,334)
Zayo Group Holdings, Inc.*	(402)	(11,228)
		(45,071)
Electric Utilities – (2.5)%
Alliant Energy Corp.	(234)	(9,290)
Edison International	(126)	(9,786)
Eversource Energy	(165)	(9,883)
IDACORP, Inc.	(120)	(9,762)
ITC Holdings Corp.	(207)	(9,692)
NextEra Energy, Inc.	(75)	(9,780)
PG&E Corp.	(150)	(9,588)
Portland General Electric Co.	(228)	(10,059)
Westar Energy, Inc.	(162)	(9,087)
Xcel Energy, Inc.	(210)	(9,404)
		(96,331)
Electrical Equipment – (0.3)%
Sensata Technologies Holding NV*	(270)	(9,420)
Energy Equipment & Services – (2.7)%
Baker Hughes, Inc.	(201)	(9,071)
Core Laboratories NV	(75)	(9,292)
Diamond Offshore Drilling, Inc.	(387)	(9,416)
FMC Technologies, Inc.*	(339)	(9,041)
Halliburton Co.	(207)	(9,375)
Nabors Industries Ltd.	(936)	(9,407)
Oceaneering International, Inc.	(315)	(9,406)
Patterson-UTI Energy, Inc.	(441)	(9,402)
Schlumberger Ltd.	(114)	(9,015)
Transocean Ltd.	(798)	(9,488)
Weatherford International plc*	(1,689)	(9,374)
		(102,287)
Food & Staples Retailing – (0.2)%
Rite Aid Corp.*	(1,239)	(9,280)
Food Products – (0.3)%
WhiteWave Foods Co. (The)*	(207)	(9,717)
Gas Utilities – (2.2)%
Atmos Energy Corp.	(120)	(9,758)
National Fuel Gas Co.	(165)	(9,385)
New Jersey Resources Corp.	(246)	(9,483)
ONE Gas, Inc.	(141)	(9,389)
Piedmont Natural Gas Co., Inc.	(150)	(9,018)
Southwest Gas Corp.	(117)	(9,209)
Spire, Inc.	(132)	(9,351)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
UGI Corp.	(222)	$(10,046)
WGL Holdings, Inc.	(135)	(9,557)
		(85,196)
Health Care Providers & Services – (0.2)%
Express Scripts Holding Co.*	(123)	(9,323)
Hotels, Restaurants & Leisure – (1.2)%
Chipotle Mexican Grill, Inc.*	(24)	(9,666)
Hyatt Hotels Corp., Class A*	(192)	(9,435)
MGM Resorts International*	(411)	(9,301)
Norwegian Cruise Line Holdings Ltd.*	(237)	(9,442)
Panera Bread Co., Class A*	(45)	(9,537)
		(47,381)
Household Durables – (0.8)%
Mohawk Industries, Inc.*	(51)	(9,678)
NVR, Inc.*	(6)	(10,682)
Toll Brothers, Inc.*	(348)	(9,365)
		(29,725)
Independent Power and Renewable Electricity Producers – (0.5)%
Calpine Corp.*	(597)	(8,806)
NRG Energy, Inc.	(630)	(9,443)
		(18,249)
Insurance – (2.7)%
Alleghany Corp.*	(18)	(9,892)
Allied World Assurance Co. Holdings AG	(267)	(9,382)
Arch Capital Group Ltd.*	(132)	(9,504)
Brown & Brown, Inc.	(252)	(9,442)
Loews Corp.	(228)	(9,369)
Markel Corp.*	(9)	(8,575)
RenaissanceRe Holdings Ltd.	(81)	(9,513)
RLI Corp.	(147)	(10,111)
Torchmark Corp.	(150)	(9,273)
W.R. Berkley Corp.	(159)	(9,527)
White Mountains Insurance Group Ltd.	(12)	(10,104)
		(104,692)
Internet & Catalog Retail – (1.0)%
Amazon.com, Inc.*	(12)	(8,587)
Netflix, Inc.*	(102)	(9,331)
Priceline Group, Inc. (The)*	(9)	(11,236)
TripAdvisor, Inc.*	(144)	(9,259)
		(38,413)
Internet Software & Services – (0.7)%
Alphabet, Inc., Class A*	(12)	(8,442)
Facebook, Inc., Class A*	(78)	(8,914)
Yahoo!, Inc.*	(246)	(9,240)
		(26,596)
IT Services – (0.5)%
Cognizant Technology Solutions Corp., Class A*	(162)	(9,273)

	Number of Shares	Value
PayPal Holdings, Inc.*	(255)	$(9,310)
		(18,583)
Machinery – (0.5)%
Middleby Corp. (The)*	(81)	(9,335)
WABCO Holdings, Inc.*	(102)	(9,340)
		(18,675)
Media – (1.5)%
AMC Networks, Inc., Class A*	(156)	(9,426)
Charter Communications, Inc.*	(42)	(9,603)
Discovery Communications, Inc., Class A*	(378)	(9,537)
DISH Network Corp., Class A*	(180)	(9,432)
Liberty Broadband Corp.*	(156)	(9,266)
Live Nation Entertainment, Inc.*	(399)	(9,376)
		(56,640)
Metals & Mining – (0.3)%
Newmont Mining Corp.	(240)	(9,389)
Multiline Retail – (0.3)%
Dollar Tree, Inc.*	(99)	(9,330)
Multi-Utilities – (2.2)%
Black Hills Corp.	(150)	(9,456)
CMS Energy Corp.	(213)	(9,768)
DTE Energy Co.	(99)	(9,813)
NiSource, Inc.	(354)	(9,388)
NorthWestern Corp.	(150)	(9,460)
SCANA Corp.	(123)	(9,306)
Sempra Energy	(81)	(9,236)
Vectren Corp.	(177)	(9,323)
WEC Energy Group, Inc.	(150)	(9,795)
		(85,545)
Oil, Gas & Consumable Fuels – (8.1)%
Anadarko Petroleum Corp.	(177)	(9,425)
Antero Resources Corp.*	(357)	(9,275)
Apache Corp.	(159)	(8,852)
Cabot Oil & Gas Corp.	(384)	(9,884)
Cheniere Energy, Inc.*	(249)	(9,350)
Chesapeake Energy Corp.*	(2,193)	(9,386)
Cimarex Energy Co.	(78)	(9,307)
Columbia Pipeline Group, Inc.	(357)	(9,100)
Concho Resources, Inc.*	(75)	(8,945)
CONSOL Energy, Inc.	(582)	(9,364)
Devon Energy Corp.	(267)	(9,679)
Diamondback Energy, Inc.	(108)	(9,851)
Energen Corp.	(192)	(9,256)
EOG Resources, Inc.	(111)	(9,260)
EQT Corp.	(126)	(9,756)
Exxon Mobil Corp.	(99)	(9,280)
Gulfport Energy Corp.*	(297)	(9,284)
Hess Corp.	(156)	(9,376)
Marathon Oil Corp.	(660)	(9,907)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Memorial Resource Development Corp.*	(585)	$(9,290)
Newfield Exploration Co.*	(228)	(10,073)
Noble Energy, Inc.	(255)	(9,147)
Parsley Energy, Inc., Class A*	(354)	(9,579)
Phillips 66	(114)	(9,045)
Pioneer Natural Resources Co.	(63)	(9,526)
QEP Resources, Inc.	(516)	(9,097)
Range Resources Corp.	(216)	(9,318)
Rice Energy, Inc.*	(426)	(9,389)
RSP Permian, Inc.*	(279)	(9,734)
Southwestern Energy Co.*	(723)	(9,095)
Tesoro Corp.	(120)	(8,990)
World Fuel Services Corp.	(195)	(9,261)
WPX Energy, Inc.*	(1,005)	(9,357)
		(309,438)
Personal Products – (0.2)%
Herbalife Ltd.*	(159)	(9,306)
Pharmaceuticals – (0.2)%
Allergan plc*	(39)	(9,013)
Professional Services – (0.7)%
IHS, Inc., Class A*	(81)	(9,364)
TransUnion*	(279)	(9,330)
Verisk Analytics, Inc.*	(114)	(9,243)
		(27,937)
Real Estate Investment Trusts (REITs) – (0.7)%
American Homes 4 Rent, Class A	(459)	(9,400)
Equity Commonwealth*	(318)	(9,264)
Forest City Realty Trust, Inc., Class A	(426)	(9,504)
		(28,168)
Real Estate Management & Development – (1.0)%
CBRE Group, Inc., Class A*	(354)	(9,374)
Howard Hughes Corp. (The)*	(84)	(9,603)
Jones Lang LaSalle, Inc.	(96)	(9,355)
Realogy Holdings Corp.*	(324)	(9,403)
		(37,735)
Semiconductors & Semiconductor Equipment – (0.3)%
NXP Semiconductors NV*	(120)	(9,401)
Software – (0.5)%
Adobe Systems, Inc.*	(93)	(8,909)
salesforce.com, Inc.*	(111)	(8,814)
		(17,723)
Specialty Retail – (2.0)%
AutoNation, Inc.*	(198)	(9,302)
AutoZone, Inc.*	(12)	(9,526)
Bed Bath & Beyond, Inc.	(216)	(9,336)

	Number of Shares	Value
Burlington Stores, Inc.*	(141)	$(9,406)
CarMax, Inc.*	(195)	(9,561)
Michaels Cos., Inc. (The)*	(330)	(9,385)
O’Reilly Automotive, Inc.*	(33)	(8,946)
Ulta Salon Cosmetics & Fragrance, Inc.*	(39)	(9,502)
		(74,964)
Textiles, Apparel & Luxury Goods – (0.5)%
Skechers U.S.A., Inc., Class A*	(312)	(9,273)
Under Armour, Inc., Class A*	(231)	(9,270)
		(18,543)
Trading Companies & Distributors – (0.7)%
AerCap Holdings NV*	(276)	(9,271)
HD Supply Holdings, Inc.*	(273)	(9,506)
United Rentals, Inc.*	(132)	(8,857)
		(27,634)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(111)	(9,381)
Aqua America, Inc.	(282)	(10,056)
		(19,437)
Wireless Telecommunication Services – (0.3)%
Telephone & Data Systems, Inc.	(384)	(11,389)
Total Common Stocks (Proceeds $(1,846,220))		(1,878,569)
Master Limited Partnership – (0.3)%
Oil, Gas & Consumable Fuels – (0.3)%
Shell Midstream Partners LP (Proceeds $(11,854))	(276)	(9,326)
Total Short Positions (Proceeds $(1,858,074))		(1,887,895)
Total Investments — 49.1% (Cost $1,676,682)		1,871,208
Other Assets Less Liabilities — 50.9%		1,943,592
Net assets — 100.0%		$3,814,800
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $864,465.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,801
Aggregate gross unrealized depreciation	(229,910)
Net unrealized appreciation	$163,891
Federal income tax cost of investments	$1,707,317

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2016

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$3,568,187	$2,037,027	$1,843,504	$24,007,705	$3,759,103
Cash	175,681	401,433	296,530	—	168,516
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	500,000	—
Segregated cash balance with broker for securities sold short (Note 2)	3,574,950	2,072,624	1,855,064	25,166,655	1,711,102
Unrealized appreciation on swap agreements	47,478	14,288	15,758	448,052	—
Receivables:
Securities sold	1,172,118	231,126	183,858	4,765,644	1,348,277
Dividends and interest	4,676	4,530	4,304	48,692	10,482
Investment adviser (Note 4)	13,254	10,272	10,836	525	3,419
Prepaid expenses	6,034	6,034	6,034	6,034	2,909
Total Assets	8,562,378	4,777,334	4,225,888	54,943,307	7,003,808
LIABILITIES
Securities sold short, at value(2)	3,573,619	2,043,484	1,807,926	24,814,478	1,887,895
Cash overdraft	—	—	—	739,154	—
Unrealized depreciation on swap agreements	—	31,845	24,699	—	—
Payables:
Securities purchased	939,413	323,409	220,252	2,536,062	1,273,114
Trustees fees	1,950	1,950	1,950	1,950	1,950
Dividends on securities sold short	5,725	3,118	2,879	25,055	1,629
Accrued expenses and other liabilities	32,802	31,579	31,698	33,948	24,420
Total Liabilities	4,553,509	2,435,385	2,089,404	28,150,647	3,189,008
Net Assets	$4,008,869	$2,341,949	$2,136,484	$26,792,660	$3,814,800
NET ASSETS CONSIST OF:
Paid-in capital	$4,367,597	$3,770,303	$3,689,043	$38,986,312	$3,705,473
Accumulated undistributed net investment income (loss)	(49,890)	(7,760)	(18,311)	(55,798)	(25,659)
Accumulated undistributed net realized gain (loss)	(991,513)	(1,230,435)	(1,479,815)	(15,654,083)	(59,540)
Net unrealized appreciation (depreciation) on:
Investments	260,263	(98,934)	(66,538)	1,975,838	224,347
Securities sold short	374,934	(73,668)	21,046	1,092,339	(29,821)
Swap agreements	47,478	(17,557)	(8,941)	448,052	—
Net Assets	$4,008,869	$2,341,949	$2,136,484	$26,792,660	$3,814,800
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	150,001	100,000	100,001	1,150,001	150,004
Net Asset Value	$26.73	$23.42	$21.36	$23.30	$25.43
(1) Investments in securities, at cost	$3,307,924	$2,135,961	$1,910,042	$22,031,867	$3,534,756
(2) Securities sold short, proceeds	3,948,553	1,969,816	1,828,972	25,906,817	1,858,074

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended June 30, 2016

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$55,952	$51,893	$38,105	$525,312	$190,681
Special dividends	1,134	433	969	66,108	621
Foreign withholding tax on dividends	(112)	(12)	(6)	(80)	—
Total Investment Income	56,974	52,314	39,068	591,340	191,302
EXPENSES
Dividends on securities sold short	83,257	32,758	44,992	424,575	22,783
Interest on securities sold short	10,149	6,121	4,779	58,732	4,424
Investment management fees (Note 4)	21,440	12,466	11,192	140,522	17,838
Professional fees	41,690	41,690	41,814	41,690	41,835
Custody fees	25,563	8,834	9,975	58,335	8,254
Offering costs (Note 2)	—	—	—	—	30,531
Index fees	11,233	11,233	11,233	11,233	15,000
CCO fees	11,085	11,085	11,085	11,085	11,085
Treasurer fees	8,032	8,032	8,032	8,032	8,032
Listing fees	5,000	5,000	5,000	5,000	8,704
Accounting fees	32,500	32,595	32,601	36,945	2,121
Trustees fees	6,225	6,225	6,225	6,225	6,225
Administration fees (Note 5)	65,000	65,000	65,000	65,000	1,063
Other fees	11,606	11,264	11,184	11,901	11,197
Total Expenses before Adjustments	332,780	252,303	263,112	879,275	189,092
Less: waivers and/or reimbursements by Adviser (Note 4)	(174,771)	(175,557)	(179,271)	(117,193)	(125,826)
Less: other fees waived (Note 6)	(781)	(781)	(781)	(781)	(781)
Total Expenses after Adjustments	157,228	75,965	83,060	761,301	62,485
Net Investment Income (Loss)	(100,254)	(23,651)	(43,992)	(169,961)	128,817
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(692,350)	(66,967)	(134,745)	305,107	(152,029)
In-kind redemptions of investments	203,752	—	69,945	5,549,367	—
Securities sold short	(4,231)	106,887	(238,170)	(9,088,922)	65,626
Swap agreements	878	31,524	(39,076)	(202,679)	—
Net Realized Gain (Loss)	(491,951)	71,444	(342,046)	(3,437,127)	(86,403)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	159,898	(124,929)	(157,868)	2,110,912	388,313
Securities sold short	289,885	(117,596)	207,971	943,597	(12,763)
Swap agreements	37,261	(58,988)	(4,881)	396,586	—
Net Change in Unrealized Appreciation (Depreciation)	487,044	(301,513)	45,222	3,451,095	375,550
Net Realized and Unrealized Gain (Loss)	(4,907)	(230,069)	(296,824)	13,968	289,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$(105,161)	$(253,720)	$(340,816)	$(155,993)	$417,964

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2016

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
OPERATIONS
Net investment income (loss)	$(100,254)	$(27,655)	$(23,651)	$(36,846)
Net realized gain (loss)	(491,951)	11,120	71,444	(244,438)
Net change in unrealized appreciation (depreciation)	487,044	22,990	(301,513)	55,478
Net Increase (Decrease) in Net Assets Resulting from Operations	(105,161)	6,455	(253,720)	(225,806)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	11,003,744	—	—	2,611,804
Cost of shares redeemed	(8,139,269)	—	—	(2,605,242)
Net Increase (Decrease) from Capital Transactions	2,864,475	—	—	6,562
Total Increase (Decrease) in Net Assets	2,759,314	6,455	(253,720)	(219,244)
NET ASSETS
Beginning of period	$1,249,555	$1,243,100	$2,595,669	$2,814,913
End of Period	$4,008,869	$1,249,555	$2,341,949	$2,595,669
Accumulated undistributed net investment income (loss) included in end of period net assets	$(49,890)	$(14,740)	$(7,760)	$(20,023)
SHARE TRANSACTIONS
Beginning of period	50,001	50,001	100,000	100,000
Shares issued	—	—	—	50,000
Shares issued in-kind	400,000	—	—	50,000
Shares redeemed	—	—	—	(50,000)
Shares redeemed in-kind	(300,000)	—	—	(50,000)
Shares Outstanding, End of Period	150,001	50,001	100,000	100,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2016

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
OPERATIONS
Net investment income (loss)	$(43,992)	$(34,061)	$(169,961)	$(28,245)
Net realized gain (loss)	(342,046)	20,334	(3,437,127)	20,227
Net change in unrealized appreciation (depreciation)	45,222	(58,208)	3,451,095	(37,451)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,816)	(71,935)	(155,993)	(45,469)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,118,843	1,230,434	191,641,377	12,864,239
Cost of shares redeemed	(1,083,614)	—	(168,560,710)	(15,706,420)
Net Increase (Decrease) from Capital Transactions	35,229	1,230,434	23,080,667	(2,842,181)
Total Increase (Decrease) in Net Assets	(305,587)	1,158,499	22,924,674	(2,887,650)
NET ASSETS
Beginning of period	$2,442,071	$1,283,572	$3,867,986	$6,755,636
End of Period	$2,136,484	$2,442,071	$26,792,660	$3,867,986
Accumulated undistributed net investment income (loss) included in end of period net assets	$(18,311)	$(23,408)	$(55,798)	$(3,969)
SHARE TRANSACTIONS
Beginning of period	100,001	50,001	200,001	350,001
Shares issued	—	—	100,000	—
Shares issued in-kind	50,000	50,000	9,000,000	650,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	—	(8,150,000)	(800,000)
Shares Outstanding, End of Period	100,001	100,001	1,150,001	200,001
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2016

	QuantShares Hedged Dividend Income Fund
	Year Ended June 30, 2016	For the period 01/15/15* – 06/30/15
OPERATIONS
Net investment income (loss)	$128,817	$28,552
Net realized gain (loss)	(86,403)	27,256
Net change in unrealized appreciation (depreciation)	375,550	(181,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	417,964	(125,216)
DISTRIBUTIONS
Net investment income	(124,435)	(19,501)
Net realized gain	(59,979)	—
Total Distributions	(184,414)	(19,501)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	3,725,967
Cost of shares redeemed	—	—
Net Increase (Decrease) from Capital Transactions	—	3,725,967
Total Increase (Decrease) in Net Assets	233,550	3,581,250
NET ASSETS
Beginning of period	$3,581,250	$—
End of Period	$3,814,800	$3,581,250
Accumulated undistributed net investment income (loss) included in end of period net assets	$(25,659)	$9,212
SHARE TRANSACTIONS
Beginning of period	150,004	—
Shares issued	—	4
Shares issued in-kind	—	150,000
Shares redeemed	—	—
Shares Outstanding, End of Period	150,004	150,004
*	Commencement of investment operations.
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

FQF Trust

Financial Highlights for a share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE
Investment Operations	Distributions
Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2016	$24.99	$(0.63	)(9)	$2.37	(10)	$1.74	$—	$—	$—	$—	$26.73
Year ended June 30, 2015	24.86	(0.55)	0.68	(8)	0.13	—	—	—	—	24.99
Year ended June 30, 2014	23.93	(0.68)	1.61	0.93	—	—	—	—	24.86
Year ended June 30, 2013	25.35	(0.43	)(11)	(0.99)	(1.42)	—	—	—	—	23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)	1.25	0.97	—	(0.61)	(0.01)	(0.62)	25.35
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2016	25.96	(0.24	)(12)	(2.30)	(2.54)	—	—	—	—	23.42
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(8)	(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31	)(13)	1.61	1.30	—	—	—	—	28.15
Year ended June 30, 2013	24.02	(0.14	)(14)	3.68	3.54	—	(0.71)	—	(0.71)	26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)	(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2016	24.42	(0.44	)(15)	(2.62)	(3.06)	—	—	—	—	21.36
Year ended June 30, 2015	25.67	(0.51	)(16)	(0.74	)(8)	(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56	)(17)	0.79	0.23	—	—	—	—	25.67
Year ended June 30, 2013	24.88	(0.47)	1.03	0.56	—	—	—	—	25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46	0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2016	19.34	(0.13	)(18)	4.09	(10)	3.96	—	—	—	—	23.30
Year ended June 30, 2015	19.30	(0.13	)(19)	0.17	(8)(10)	0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15	)(20)	(1.63)	(1.78)	—	—	—	—	19.30
Year ended June 30, 2013	23.77	(0.05	)(21)	(2.64)	(2.69)	—	—	(22)	—	—	(22)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(10)	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
QuantShares Hedged Dividend Income Fund
Year ended June 30, 2016	23.87	0.86	(23)	1.93	2.79	(0.83)	(0.40)	—	(1.23)	25.43
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(9)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.63) and the net investment income ratio would have been (2.37)%.
(10)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(11)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.
(12)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.24) and the net investment income ratio would have been (0.97)%.
(13)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.29) and the net investment income ratio would have been (1.06)%.
(14)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(15)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.44) and the net investment income ratio would have been (2.01)%.
(16)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.53) and the net investment income ratio would have been (2.15)%.
(17)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.58) and the net investment income ratio would have been (2.25)%.
(18)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.84)%.
(19)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.14) and the net investment income ratio would have been (0.68)%.
(20)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.15) and the net investment income ratio would have been (0.78)%.
(21)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(22)	Per share amount is less than $0.01.
(23)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.85 and the net investment income ratio would have been 3.60%.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2016	1.49%	3.67%	7.77%	(2.34	)%(9)	(6.44)%	6.96%		7.01%	210%	647%	$4,009
Year ended June 30, 2015	1.49	3.43	22.80	(2.24)		(21.62)	0.52	(8)	0.36	196	398	1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)		(21.52)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(11)	(7.04)	(5.60)		(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04		4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2016	1.49	3.05	10.14	(0.95	)(12)	(8.03)	(9.78)		(10.38)	95	195	2,342
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)		(9.96)	(7.78	)(8)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13	)(13)	(17.43)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(14)	(3.28)	15.09		15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)		(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2016	1.49	3.72	11.78	(1.97	)(15)	(10.03)	(12.53)		(12.79)	113	197	2,136
Year ended June 30, 2015	1.49	3.67	18.26	(2.08	)(16)	(16.67)	(4.87	)(8)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19	)(17)	(16.82)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25		2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28		0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2016	0.99	2.71	3.13	(0.61	)(18)	(1.03)	20.48		20.48	168	974	26,793
Year ended June 30, 2015	0.99	2.39	8.01	(0.65	)(19)	(6.27)	0.21	(8)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74	)(20)	(5.66)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(21)	(0.74)	(11.31)		(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)		(3.13)	68	207	9,506
QuantShares Hedged Dividend Income Fund
Year ended June 30, 2016	0.99	1.75	5.31	3.61	(23)	0.06	12.21		11.84	130	192	3,815
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89		(4.43)	(4.02)		(3.74)	50	74	3,581

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2016

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their net asset value and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”)

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2016 for each fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$3,568,187	$47,478	$—	$3,615,665
Liabilities:	(3,573,619)	—	—	(3,573,619)
Totals:	$(5,432)	$47,478	$—	$42,046
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,037,027	$14,288	$—	$2,051,315
Liabilities:	(2,043,484)	(31,845)	—	(2,075,329)
Totals:	$(6,457)	$(17,557)	$—	$(24,014)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,843,504	$15,758	$—	$1,859,262
Liabilities:	(1,807,926)	(24,699)	—	(1,832,625)
Totals:	$35,578	$(8,941)	$—	$26,637
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$24,007,705	$448,052	$—	$24,455,757
Liabilities:	(24,814,478)	—	—	(24,814,478)
Totals:	$(806,773)	$448,052	$—	$(358,721)
QuantShares Hedged Dividend Income Fund
Assets:	$3,759,103	$—	$—	$3,759,103
Liabilities:	(1,887,895)	—	—	(1,887,895)
Totals:	$1,871,208	$—	$—	$1,871,208
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

For the year ended June 30, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of June 30, 2016, based on levels assigned to securities on June 30, 2015.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds may enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the year ended June 30, 2016:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$449,701	$(530,633)
QuantShares U.S. Market Neutral Value Fund	331,509	(327,770)
QuantShares U.S. Market Neutral Size Fund	300,033	(328,699)
QuantShares U.S. Market Neutral Anti-Beta Fund	3,181,349	(2,611,168)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2016
Fund	Derivatives Not Accounted for as Hedging Instruments Under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$47,478	$—
QuantShares U.S. Market Neutral Value Fund			14,288	31,845
QuantShares U.S. Market Neutral Size Fund			15,758	24,699
QuantShares U.S. Market Neutral Anti-Beta Fund			448,052	—

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2016
Fund	Derivatives Not Accounted for as Hedging Instruments Under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$878	$37,261
QuantShares U.S. Market Neutral Value Fund		31,524	(58,988)
QuantShares U.S. Market Neutral Size Fund		(39,076)	(4,881)
QuantShares U.S. Market Neutral Anti-Beta Fund		(202,679)	396,586

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Offering Costs

Total offering costs of $56,000 incurred in connection with the offering of shares of the QuantShares Hedged Dividend Income Fund are amortized on a straight line basis over 12 months from the date the Portfolio commenced operations. As of June 30, 2016, the amount amortized was $30,531.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2016, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2016 and 2015 were as follows:

Fund	Year Ended June 30, 2016				Year Ended June 30, 2015
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital gains	Tax Return of Capital	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$—	$—	$—	$—	$—	$—
QuantShares U.S. Market Neutral Value Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Size Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	—	—	—	—	—	—
QuantShares Hedged Dividend Income Fund	182,999	1,415	—	184,414	19,501	—	—	19,501

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

At June 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(981,242)	$622,514
QuantShares U.S. Market Neutral Value Fund	—	—	(1,066,210)	(362,144)
QuantShares U.S. Market Neutral Size Fund	—	—	(1,281,799)	(270,760)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	(14,054,950)	1,861,298
QuantShares Hedged Dividend Income Fund	1,831	—	(26,035)	133,531
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, and nondeductible expenses resulted in the following reclassifications, as of June 30, 2016 among the Funds’ components of net assets:

Fund	Accumulated Undistributed Net Investment Income (loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid in Capital
QuantShares U.S. Market Neutral Momentum Fund	$65,104	$(191,935)	$126,831
QuantShares U.S. Market Neutral Value Fund	35,914	732	(36,646)
QuantShares U.S. Market Neutral Size Fund	49,089	(53,424)	4,335
QuantShares U.S. Market Neutral Anti-Beta Fund	118,132	(5,298,638)	5,180,506
QuantShares Hedged Dividend Income Fund	(39,253)	59,747	(20,494)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law. For the tax year ended June 30, 2016, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains:

Fund	Capital Loss Carryforwards	Utilized Capital loss Carryforwards
QuantShares U.S. Market Neutral Momentum Fund	$227,131	$69,137
QuantShares U.S. Market Neutral Value Fund	1,020,305	45,895
QuantShares U.S. Market Neutral Size Fund	1,080,341	—
QuantShares U.S. Market Neutral Anti-Beta Fund	6,310,412	249,413
QuantShares Hedged Dividend Income Fund	26,035	—

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2016, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2016:

Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$49,890	$704,221	$754,111
QuantShares U.S. Market Neutral Value Fund	7,760	38,145	45,905
QuantShares U.S. Market Neutral Size Fund	18,311	183,147	201,458
QuantShares U.S. Market Neutral Anti-Beta Fund	55,798	7,688,740	7,744,538

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31, 2016 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 1.49% of average daily net assets for the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund and 0.99% of average daily net assets for the QuantShares Hedged Dividend Income Fund. This undertaking can only be changed with the approval of the Board of Trustees. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

For the year ended June 30, 2016, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$21,440	$153,331
QuantShares U.S. Market Neutral Value Fund	12,466	163,091
QuantShares U.S. Market Neutral Size Fund	11,192	168,079
QuantShares U.S. Market Neutral Anti-Beta Fund	117,193	—
QuantShares Hedged Dividend Income Fund	17,838	107,988

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limit of 1.49% of average daily net assets, or in the case of QuantShares Hedged Dividend Income Fund 0.99% of average daily net assets. For QuantShares U.S. Market Neutral Anti-Beta Fund, so long as the voluntary Operating Expense limitation of 0.99% remains in effect, repayment would be further limited to that level. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the year ended June 30, 2016, none of the Funds repaid expenses to the Adviser. As of June 30, 2016, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2017	2018	2019
QuantShares U.S. Market Neutral Momentum Fund	$233,737	$237,217	$174,771	$645,725
QuantShares U.S. Market Neutral Value Fund	233,032	215,496	175,557	624,085
QuantShares U.S. Market Neutral Size Fund	230,617	237,500	179,271	647,388
QuantShares U.S. Market Neutral Anti-Beta Fund	202,606	219,584	—	422,190
QuantShares Hedged Dividend Income Fund	—	94,840	125,826	220,666

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

8. Investment Transactions

For the year ended June 30, 2016, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$7,735,081	$15,161,310	$7,427,010	$17,970,148
QuantShares U.S. Market Neutral Value Fund	2,056,044	2,350,902	2,035,529	2,153,136
QuantShares U.S. Market Neutral Size Fund	2,165,189	1,832,376	2,243,148	1,541,418
QuantShares U.S. Market Neutral Anti-Beta Fund	44,620,553	206,999,166	43,402,832	220,257,361
QuantShares Hedged Dividend Income Fund	4,613,197	2,122,319	4,572,034	2,263,567

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2016, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$7,098,638	$203,752
QuantShares U.S. Market Neutral Size Fund	923,628	69,945
QuantShares U.S. Market Neutral Anti-Beta Fund	151,663,688	5,549,367

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2016, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Momentum Fund	$9,600,912
QuantShares U.S. Market Neutral Size Fund	982,118
QuantShares U.S. Market Neutral Anti-Beta Fund	163,168,340

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk:  The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Mid-Capitalization Stock Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk:  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Report of Independent Registered Accounting Firm
June 30, 2016

To the Board of Trustees and Shareholders of FQF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of the portfolios listed in Footnote I comprising part of FQF Trust (the “Funds”) at June 30, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 24, 2016

FQF Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$963.20	$16.40	3.36%
Hypothetical	$1,000.00	$1,008.16	$16.78	3.36%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$966.60	$13.54	2.77%
Hypothetical	$1,000.00	$1,011.09	$13.85	2.77%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$998.10	$17.49	3.52%
Hypothetical	$1,000.00	$1,007.36	$17.57	3.52%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,125.10	$13.90	2.63%
Hypothetical	$1,000.00	$1,011.79	$13.16	2.63%
QuantShares Hedged Dividend Income Fund
Actual	$1,000.00	$1,127.70	$8.25	1.56%
Hypothetical	$1,000.00	$1,017.11	$7.82	1.56%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the QuantShares Funds’ website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2016 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2016. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2016 Form 1099-DIV.

As of June 30, 2016, the Fund federal tax information was as follows:

Fund	QDI	DRD
QuantShares Hedged Dividend Income Fund	58.70%	56.43%

For the tax year ended June 30, 2016, the following Fund had distributions designated as long term capital gains:

Fund	Long-Term
QuantShares Hedged Dividend Income Fund	$1,415

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1944	Trustee	Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Principal, Dover Consulting LLC (2008 to 2015).	13	None
Joseph A. Franco Year of Birth: 1957	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	13	None
Richard S. Robie III Year of Birth: 1960	Trustee	Since 2011	Consultant, Advent International (August 2010 to present).	13	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Year of Birth: 1971	Trustee; Vice President	Since 2010; Since 2011	Portfolio Manager, Adviser (April 2010 – present), Portfolio Manager, ICC Capital (June 2014 – December 2015); Chief Financial Officer and Portfolio Manager, Adviser (April 2010 – December 2015); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	13	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustee of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.
**	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2015	Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*
William H. DeRoche 60 State Street, Suite 700 Boston, MA 02109 Year of Birth: 1962	President	Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Portfolio Manager, ICC Capital (March 2014 to December 2015); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003).
Ann E. Edgeworth 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1961	Chief Compliance Officer	Since 2011	Managing Director, Foreside Fund Officer Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*
*	Mr. Hunter and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

FQF Trust

60 State Street
7th Floor, Suite 700, Room 727
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2016, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the years ended June 30, 2015 and June 30, 2016 were:

	2015	2016
Audit Fees (a)	$75,750	$78,500
Audit Related Fees (b)	0	0
Tax Fees (c)	$41,000	$41,950
All Other Fees (d)	0	0
Total:	$116,750	$120,450

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with June 30, 2015 and June 30, 2016 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2015 and June 30, 2016: $41,000 and $41,950, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:

/s/ William H. DeRoche

William H. DeRoche

President

December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ William H. DeRoche

William H. DeRoche

President

December 19, 2016

By:

/s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

December 19, 2016